AUXIER FOCUS FUND

                                 INVESTOR SHARES

                                   PROSPECTUS
                                NOVEMBER 1, 2005

INVESTMENT OBJECTIVE:
Long-term capital appreciation

5000 S.W. Meadows Road, Suite 410
Lake Oswego, OR 97035-2224
(877) 3-AUXIER (877) 328-9437

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                                                                            PAGE

RISK/RETURN SUMMARY .......................................................... 1
        Investment Objective
        Principal Investment Strategies
        Principal Risks of Investing in the Fund
        Who May Want to Invest in the Fund

PERFORMANCE INFORMATION ...................................................... 4

FEE TABLE .................................................................... 6

MANAGEMENT ................................................................... 7
        The Advisor
        Portfolio Managers
        Other Service Providers
        Fund Expenses

ADDITIONAL INFORMATION ABOUT THE FUND ........................................ 8

YOUR ACCOUNT ................................................................. 9
        How to Contact the Fund
        General Information
        Buying Shares
        Selling Shares
        Exchange Privileges
        Tax Sheltered Retirement Plans

OTHER INFORMATION ........................................................... 20
        Distribution
        Taxes
        Organization

FINANCIAL HIGHLIGHTS ........................................................ 23

FOR MORE INFORMATION ................................................ BACK COVER

CONCEPTS TO UNDERSTAND

COMMON STOCK means an equity or ownership interest in a company.

GROWTH COMPANIES are companies that have exhibited an above average increase in earnings over the past few years and that have strong, sustainable earnings prospects and reasonable stock prices.

MARKET CAPITALIZATION means the value of a company's common stock in the stock market.

                               RISK/RETURN SUMMARY

This Prospectus offers Investor Shares of the Auxier Focus Fund (the "Fund"). The Fund offers A Shares and C Shares which are not included in this Prospectus.

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in a portfolio of common stocks that the Fund's investment advisor, Auxier Asset Management LLC ("Advisor"), believes offer growth opportunities at a reasonable price. The Advisor's assessment of a stock's growth prospects and price is based on several criteria, including:

     .    price to earnings
     .    price to cash flow
     .    rate of earnings growth
     .    consistency in past operating results
     .    quality of management, based on the Advisor's research
     . present and projected industry position, based on the Advisor's research

The Advisor's research includes review of public information (such as annual reports), discussions with management, suppliers and competitors, and attending industry conferences.

The Fund may invest up to 20% of its net assets in foreign securities, including American Depositary Receipts ("ADRs"). ADRs are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. ADRs are alternatives to the direct purchase of the underlying securities in their national markets and currencies.

Under normal circumstances, the Fund will invest primarily in the common stock of medium to large U.S. companies (those with market capitalizations above $3 billion at the time of investment). As the Fund is non-diversified, its portfolio may at times focus on a limited number of companies that the Advisor believes offer superior prospects for growth. Certain sectors of the market are likely to be overweighted compared to others because the Advisor focuses on sectors that it believes demonstrate the best fundamentals for growth and, in the Advisor's opinion, will be leaders in the U.S. economy. The sectors in which the Fund may be overweighted will vary at different points in the economic cycle.

The Fund intends to remain primarily invested in equity securities. However, the Fund may invest in short- and long-term debt securities, preferred stocks, convertible debt securities and convertible preferred stocks of U.S. companies if the Advisor believes that a company's debt securities offer more potential for long-term total return with less risk than an investment in the company's equity securities. The Fund may invest up to 25% of its net assets in lower-rated securities or comparable unrated securities ("junk bonds") rated at the time of purchase BB/Ba or lower by S&P or Moody's or, unrated, but determined to be of comparable quality by the Advisor. Junk bonds are subject to greater credit and market risk than higher-rated securities.

The Fund also may invest up to 25% of its net assets in fixed income securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or by the Canadian government and its governmental agencies. Not all U.S. Government securities are supported by the full faith and credit of the U.S. Government such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank. Although these issuers are chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury.

The Fund may engage in short sales "against-the-box." In a short sale, the seller sells a borrowed security and has a corresponding obligation to the lender to deliver the identical security. The seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. In addition, while borrowing securities for outstanding short sales, the Fund provides the lender collateral which is marked to market in an amount equal to the value of the security borrowed. While a short sale is made by selling a security the seller does not own, a short sale is "against the box" to the extent that the seller contemporaneously owns or has the right to obtain, at no added cost, securities identical to those sold short. The Fund will not make short sales if, as a result, more than 20% of the Fund's net assets would be held as collateral for short sales. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Although the Fund's gain is limited by the price at which it sold the security short, its potential loss is unlimited.

The Fund typically sells a security when the Advisor's research indicates that there has been a deterioration in the company's fundamentals, such as changes in the company's competitive position or a lack of management focus. Company fundamentals are the factors reflective of a company's financial condition including balance sheets and income statements, asset history, earnings history, product or service development and management productivity.

The Fund does not intend to purchase or sell securities for short-term trading purposes. However, if the objective of the Fund would be better served, the Fund may engage in active trading of the Fund's portfolio securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND

GENERAL RISKS An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's net asset value ("NAV"), yield, and total return will fluctuate based upon changes in the value of its portfolio securities. The market value of securities in which the Fund invests is based upon the market's perception of value and is not necessarily an objective measure of the securities' value. The Fund is not a complete investment program and there is no assurance that the Fund will achieve its investment objective. You could lose money on your investment in the Fund or the Fund could underperform other investments due to, among other things, poor investment decisions by the Advisor. The principal risks of an investment in the Fund include:

..    MANAGEMENT RISK The Advisor's growth-oriented approach may fail to produce the intended results.
..    COMPANY RISK The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio. The value of an individual company can be more volatile than the market as a whole.
..    MARKET RISK Overall stock market risks may also affect the value of the
     Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets and could cause the Fund's share price to fall.
..    VOLATILITY RISK Common stocks tend to be more volatile than other investment choices. The value of an individual company can be more volatile than the market as a whole. This volatility affects the value of the Fund's shares.
..    FOREIGN RISK Investments in foreign securities involve greater risks than investing in domestic securities. Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in domestic securities and changes in foreign tax laws, exchange controls, investment regulations and policies on nationalization and expropriation as well as political instability may affect the value of the Fund's foreign assets. Foreign securities may be subject to greater fluctuations in price than domestic securities because foreign markets may be smaller and less liquid than domestic markets. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar. There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information. Foreign securities registration, custody and settlements may be subject to delays or other operational and administrative problems and certain foreign brokerage commissions and custody fees may be higher than those charged in domestic markets.
..    SECTOR RISK If the Fund's portfolio is overweighted in a sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector. For example, the health care sector is subject to government regulation and government approval of products and services, which could have a significant effect on price and availability. As another example, financial services companies are subject to extensive government regulation. Changes or proposed changes in these regulations may adversely impact the industry. The profitability of companies in the financial services industries can be significantly affected by the cost of capital, changes in interest rates and price competition.
..    NON-DIVERSIFICATION RISK As a non-diversified fund, the Fund will be subject to substantially more investment risk and potential for volatility than a diversified fund because its portfolio may, at times, focus on a limited number of companies. These factors can have a negative effect on the value of the Fund's shares.
..    INTEREST RATE RISK Changes in interest rates will affect the value of the
     Fund's investments in fixed income securities. Increases in interest rates may cause the value of the Fund's investments to decline and this decrease in value may not be offset by higher interest income from new investments.
..    CREDIT RISK The financial condition of an issuer of a debt security may cause it to default or become unable to pay interest or principal due on the security. If an issuer defaults, the affected security could lose all of its value, be renegotiated at a lower interest rate or principal amount, or become illiquid. Junk bonds or higher yielding debt securities of lower credit quality have greater credit risk than lower yielding securities with higher credit quality.
..    SMALLER COMPANY RISK Securities of smaller companies may be more volatile than the securities of larger companies and, as a result, prices of smaller companies may decline more in response to selling pressure.
..    SHORT SALE RISK Positions in shorted securities are speculative and more risky than long positions in securities because the maximum sustainable loss on a security purchased is limited to the amount paid for the security plus transaction costs, whereas there is no maximum attainable price of the shorted security. Wherefore, in theory, securities sold short have unlimited risk.
..    PORTFOLIO TURNOVER RISK The Fund's strategy may result in high portfolio turnover rates which may increase the Fund's brokerage commission costs as well as its short-term capital gains and may negatively impact the Fund's performance.


TEMPORARY DEFENSIVE POSITION

In order to respond to adverse market, economic or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents (including commercial paper, certificates of deposit, banker's acceptances and time deposits). A defensive position, taken at the wrong time, may have an adverse impact on the Fund's performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

WHO MAY WANT TO INVEST IN THE FUND

The Fund may be suitable for:
..    Long-term investors seeking a fund with a growth investment strategy
..    Investors who can tolerate the greater risks associated with common stock investments
..    Investors who can tolerate the increased risks and price fluctuations associated with a non-diversified fund

                             PERFORMANCE INFORMATION

The following chart and table illustrate the variability of the Fund's returns. The chart and the table provide some indication of the risks of investing in the Fund's Investor Shares by showing changes in the Fund's performance from year to year and how the Fund's returns compare to a broad measure of market performance.

On December 10, 2004, the Fund acquired the assets and liabilities of Auxier Focus Fund, a series of Unified Series Trust (the "Predecessor Fund") in a tax-free reorganization. The

Predecessor Fund maintained substantially similar investment objectives and investment policies to that of the Fund. Prior to January 3, 2003, the Predecessor Fund was a series of Ameriprime Funds. The Fund is a continuation of the Predecessor Fund and, therefore, the performance of the Fund's Investor Shares for the period prior to December 10, 2004 includes that of the Predecessor Fund and reflects the expenses of the Predecessor Fund. The estimated net expenses of the Fund's Investor Shares are expected to be the same as the net expenses of the Predecessor Fund.

PERFORMANCE INFORMATION (BEFORE AND AFTER TAXES) REPRESENTS ONLY PAST PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

                       TOTAL RETURN FOR THE CALENDAR YEAR
                               ENDED DECEMBER 31

                             [GRAPHIC APPEARS HERE]

                                 2000     4.05%
                                 2001    12.67%
                                 2002    -6.79%
                                 2003    26.75%
                                 2004    10.73%

The Fund's total return for the quarter ended September 30, 2005 was 2.15%.

During the period shown, the highest quarterly return was 15.64% (for the quarter ended June 30, 2003); and the lowest quarterly return was -8.30% (for the quarter ended September 30, 2002).

                          AVERAGE ANNUAL TOTAL RETURNS
                    (for the periods ended December 31, 2004)

                                                             SINCE INCEPTION
                                      1 YEAR      5 YEARS     (JULY 9, 1999)
--------------------------------------------------------------------------------
Return Before Taxes                   10.73%       8.93%              8.69%
Return After Taxes on Distributions   10.20%       8.34%              8.13%
Return After Taxes on Distributions
and Sale of Fund Shares                7.31%       7.41%              7.23%
S&P 500 INDEX                         10.88%      (2.30)%            (1.17)%


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The S&P 500 Index is a market index of common stock. The S&P 500 Index is unmanaged and reflects reinvestment of dividends. Unlike the performance figures of the Fund, the S&P 500 Index's performance does not reflect the effect of expenses.

                                    FEE TABLE

The following table describes the various fees and expenses that you will pay if you invest in the Fund.

   -----------------------------------------------------------------------------
   SHAREHOLDER FEES
   (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                    INVESTOR SHARES
   -----------------------------------------------------------------------------
   Maximum Sales Charge (Load) Imposed on Purchases                   None
   Maximum Deferred Sales Charge (Load)                               None
   Redemption Fee/(1)/ /(2)/ (as a percentage of amount redeemed)     2.00%
   Exchange Fee/(1)/ /(2)/ (as a percentage of amount redeemed)       2.00%

   -----------------------------------------------------------------------------
   ANNUAL FUND OPERATING EXPENSES
   (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)/(3)/           INVESTOR SHARES
   -----------------------------------------------------------------------------
   Management Fees                                                 1.35%/(4)/
   Distribution (12b-1) Fees                                       None
   Other Expenses                                                  0.00%
   -----------------------------------------------------------------------------
   TOTAL ANNUAL FUND OPERATING EXPENSES                            1.35%
   -----------------------------------------------------------------------------


/(1)/ The Fund is intended for long-term investors. To discourage short-term trading and market timing, which can increase the Fund's costs, the Fund charges a 2.00% redemption fee on shares redeemed within 180 days after they are purchased, subject to limited exceptions. See "Selling Shares - Redemption Fee" and "Exchange Privileges" for additional information.


/(2)/ A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change.
/(3)/ Based on amounts incurred for the Fund's fiscal year ended June 30, 2005 stated as a percentage of average daily net assets.

/(4)/ The Advisor uses the Management Fees to pay all expenses of the Fund except taxes, extraordinary expenses, independent trustee fees and expenses, brokerage fees and commissions, borrowing costs (including interest and dividend expenses on short sales) and Rule 12b-1 expenses.

EXAMPLE:

The following is a hypothetical example intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The example also assumes that your investment has a 5% annual return, that the Fund's Total Annual Fund Operating Expenses remain as stated in the table above and that distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:

--------------------------------------------------------------------------------
        1 YEAR              3 YEARS             5 YEARS          10 YEARS
--------------------------------------------------------------------------------
         $ 137                $ 428               $ 739           $ 1,624

                                   MANAGEMENT

The Fund is a series of Forum Funds (the "Trust"), an open-end, management investment company (mutual fund). The business of the Trust and the Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of the Fund and meets periodically to review the Fund's performance, monitor investment activities and practices and discuss other matters affecting the Fund. Additional information regarding the Board, as well as the Trust's executive officers, may be found in the Statement of Additional Information ("SAI").

THE ADVISOR


Auxier Asset Management LLC, 5000 S.W. Meadows Road, Suite 410, Lake Oswego, OR 97035-2224, serves as investment advisor to the Fund. As of September 30, 2005, the Advisor managed approximately $388 million in assets. The Advisor receives an advisory fee of 1.35% of the average daily net assets of the Fund. The Advisor uses the Management Fees to pay all expenses of the Fund except taxes, extraordinary expenses, independent trustee fees and expenses, brokerage fees and commissions, borrowing costs (including interest and dividend expenses on short sales) and Rule 12b-1 expenses. For the fiscal year ended June 30, 2005, the Advisor received its entire fee.


A discussion summarizing the basis on which the Board most recently approved the continuation of the Investment Advisory Agreement between the Trust and the Advisor will be included in the Fund's semi-annual report for the six months ended December 31, 2006 and is available in the SAI.

J. Jeffrey Auxier, President and Chief Investment Officer of the Advisor since its inception in 1998, is responsible for the day-to-day management of the Fund. He has been Portfolio Manager of the Fund (including Predecessor Fund) since its inception in 1999. He is a graduate of the University of Oregon, and began his investment career in 1982. Mr. Auxier has extensive money management experience. As a portfolio manager with Smith Barney, Mr. Auxier managed money for high net worth clients on a discretionary basis from 1988 until he founded the Advisor in July 1998. In 1993, Mr. Auxier was designated a Smith Barney Senior Portfolio Management Director, the highest rank in the company's Portfolio Management Program, and was chosen as the top Portfolio Manager from among 50 Portfolio Managers in the Smith Barney Consulting Group. In 1997 and 1998, Money magazine named him as one of their top ten brokers in the country. Mr. Auxier was a Senior Vice President with Smith Barney when he left to found the Advisor.

The Advisor may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for inclusion of the Fund on mutual fund "supermarket" platforms, for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

The Fund's SAI provides additional information about the Portfolio Manager's compensation, other accounts managed by the Portfolio Manager and the Portfolio Manager's ownership of securities in the Fund.

OTHER SERVICE PROVIDERS

Citigroup Fund Services, LLC, ("Citigroup"), provides certain administration, portfolio accounting and transfer agency services to the Fund.


Foreside Fund Services, LLC, the Trust's principal underwriter (the "Distributor") acts as the Distributor in connection with the offering of Fund shares. The Distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares. The Distributor is not affiliated with the Advisor or with Citigroup or its affiliated companies.



FUND EXPENSES

The Advisor is obligated to pay the Fund's operating expenses except taxes, extraordinary expenses, independent trustee fees and expenses, brokerage fees and commissions, borrowing costs (including interest an dividend expenses on short sales) and Rule 12b-1 expenses. The Fund's expenses consist of its own expenses as well as Trust expenses that are allocated among the Fund and the other funds of the Trust. The Advisor may waive all or any portion of its fees and/or reimburse certain expenses of the Fund. Any waiver or expense reimbursement increases the Fund's performance for the period during which the waiver or reimbursement was in effect and may not be recouped at a later date.

                      ADDITIONAL INFORMATION ABOUT THE FUND

The investment objective of the Fund may be changed without shareholder approval. From time to time, the Fund may take temporary defensive positions, which are inconsistent with the Fund's principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold all or a portion of its assets in money market instruments, securities of other no-load mutual funds or repurchase agreements. If the Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the

Fund may not achieve its investment objective. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

HOW TO CONTACT THE FUND

WRITE TO US AT:
Auxier Focus Fund
P.O. Box 446
Portland, Maine 04112

OVERNIGHT ADDRESS:
Auxier Focus Fund
Two Portland Square
Portland, Maine 04101

TELEPHONE US AT:
877-328-9437 (Toll Free)

WIRE INVESTMENTS (OR ACH PAYMENTS) TO US AT:
Citibank, N.A
New York, NY
ABA #021000089

FOR CREDIT TO:
Citigroup Fund Services, LLC
Account #30576692
Auxier Focus Fund
(Your Name)
(Your Account Number)
                                  YOUR ACCOUNT

GENERAL INFORMATION


You may purchase or sell (redeem) the Fund's shares on each weekday that the New York Stock Exchange is open. Under unusual circumstances, the Fund may accept and process orders when the New York Stock Exchange is closed if deemed appropriate by the Trust's officers.

You may purchase or sell (redeem) Fund shares at the NAV next calculated after the Transfer Agent receives your request in proper form (as described in this Prospectus on pages 10 through 20). For instance, if the transfer agent receives your purchase request in proper form after 4:00 p.m., Eastern time, your transaction will be priced at the next business day's NAV. The Fund cannot accept orders that request a particular day or price for the transaction or any other special conditions.


The Fund does not issue share certificates.

If you purchase shares directly from the Fund, you will receive quarterly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations.

The Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege, including systematic investments and withdrawals, wire redemption privileges and exchange privileges.

WHEN AND HOW NAV IS DETERMINED The Fund calculates its NAV as of the close of the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each weekday except days when the New York Stock Exchange is closed. Under unusual circumstances, the Fund may accept and process orders when the New York Stock Exchange is closed if deemed appropriate by the Trust's officers. The time at which NAV is calculated may change in case of an emergency.

The Fund's NAV is determined by taking the market value of the Fund's total assets, subtracting the Fund's liabilities and then dividing the result (net assets) by the number of shares outstanding of the Fund. If the Fund invests in securities that trade in foreign securities markets on days other than a Fund business day, the value of the Fund's portfolio may change on days on which shareholders will not be able to purchase or redeem Fund shares.

The Fund values securities for which market quotations are readily available at current market value other than short-term securities which are valued at amortized cost. Exchange traded securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each Fund business day. In the absence of sales, such securities are valued at the mean of the last bid and asked price. Non-exchange traded securities for which quotations are readily available are generally valued at the mean between the current bid and asked price. Fixed income securities may be valued at prices supplied by the Fund's pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.


The Fund values securities at fair value pursuant to procedures adopted by the Board if market quotations are not readily available or the Advisor believes that the prices or values available are unreliable. Market quotations may not be readily available or may be unreliable if, among other things, (1) the exchange on which the Fund's portfolio security is principally traded closes early; (2) trading in a portfolio security was halted during the day and did not resume prior to the time as of which the Fund calculates its NAV, or (3) the occurrence of events after the close of the securities markets on which the Fund's securities primarily trade but before the time as of which the Fund calculates its NAV.

The Fund's investment in securities of smaller companies is more likely to require a fair value determination because they are more thinly traded and less liquid than securities of larger companies. Similarly, the Fund's investment in foreign securities is more likely to require a fair value determination because, among other things, most foreign securities markets close before the Fund values its securities. The earlier close of those foreign securities markets gives rise to the possibility that significant events may have occurred in the interim.

Fair valuation is based on subjective factors and as a result, the fair value price of a security may differ from the security's market price and may not be the price at which the security may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

TRANSACTIONS THROUGH THIRD PARTIES If you invest through a broker or other financial institution, the policies and fees charged by that institution may be different than those of the Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions may also provide you with certain shareholder services such as periodic account statements and trade confirmations summarizing your investment activity. Consult a representative of your financial institution for more information.

The Advisor may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for inclusion of the Fund on mutual fund "supermarket" platforms, for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. From time to time and at its own expense, the Advisor may also provide compensation, including financial assistance, to certain dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns or other dealer-sponsored special events. Compensation may include the provision of travel arrangements and lodging, tickets for entertainment events and merchandise.

ANTI-MONEY LAUNDERING PROGRAM Customer identification and verification are part of the Fund's overall obligation to deter money laundering under Federal Law. The Trust has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right, to the extent permitted by law, to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Trust management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

DISCLOSURE OF PORTFOLIO HOLDINGS A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the SAI.

BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be made by check, ACH or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. In the absence of the granting of an exception consistent with the Fund's anti-money laundering procedures, the Fund does not accept purchases made by credit card check, starter check, cash or cash equivalents (for instance, you may not pay by money order, cashier's check, bank draft or traveler's check).

        CHECKS For individual, sole proprietorship, joint, Uniform Gifts to Minors Act ("UGMA") or Uniform Transfers to Minors Act ("UTMA") accounts, the check must be made payable to "Auxier Focus Fund" or to one or more owners of the account and endorsed to "Auxier Focus Fund." For all other accounts, the check must be made payable on its face to "Auxier Focus Fund." A $20 charge may be imposed on any returned checks.

        ACH Refers to the "Automated Clearing House" system maintained by the Federal Reserve Bank, which allows financial institutions to process checks, transfer funds and perform other tasks. Your financial institution may charge you a fee for this service.

        WIRES Instruct your U.S. financial institution with whom you have an account to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

MINIMUM INVESTMENTS The Fund accepts investments in the following minimum amounts:

--------------------------------------------------------------------------------
                                           MINIMUM INITIAL   MINIMUM ADDITIONAL
                                              INVESTMENT          INVESTMENT
--------------------------------------------------------------------------------
Standard Accounts                                 $ 10,000                $ 100
Tax Sheltered Retirement Plans                    $  3,000                $ 100
Systematic Investment Plans
    -   Standard Accounts                         $ 10,000                $ 100
    -   Tax Sheltered Retirement Plan             $  2,000                $ 100

ACCOUNT REQUIREMENTS

--------------------------------------------------------------------------------------------------------
                TYPE OF ACCOUNT                                         REQUIREMENT
--------------------------------------------------------------------------------------------------------
INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT         .    Instructions must be signed by all persons
ACCOUNTS                                               required to sign exactly as their names
Individual and sole proprietorship accounts            appear on the account
are owned by one person.  Joint accounts have
two or more owners (tenants)

GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)        .    Depending on state laws, you can set up a
These custodial accounts provide a way to              custodial account under UGMA or UTMA
give money to a child and obtain tax benefits     .    The custodian must sign instructions in a
CORPORATIONS/OTHER                                     manner indicating custodial capacity
                                                  .    Submit a certified copy of its articles of
                                                       incorporation (a government-issued business
                                                       license or other document that reflects the
                                                       existence of the entity) and corporate resolution
                                                       or secretary's certificate
TRUSTS                                            .    The trust must be established before an
                                                       account can be opened
                                                  .    Provide the first and signature pages from the
                                                       trust documents identifying the trustees

ACCOUNT APPLICATION AND CUSTOMER IDENTITY VERIFICATION To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, the Fund will ask for your name, address, date of birth, social security number, and other information or documents that will allow us to identify you.

If you do not supply the required information, the Fund will attempt to contact you or, if applicable, your broker. If the Fund cannot obtain the required information within a timeframe established in our sole discretion, your application will be rejected.

When your application is in proper form and includes all required information, your application will normally be accepted and your order will be processed at the NAV next calculated after receipt of your application in proper form. If your application is accepted, the Fund will then attempt to verify your identity using the information you have supplied and other information about you that is available from third parties, including information available in public and private databases such as consumer reports from credit reporting agencies.


The Fund will try to verify your identity within a timeframe established in our sole discretion. If the Fund cannot do so, the Fund reserves the right to redeem your investment at the NAV next calculated after the Fund decides to close your account, but only if your original check clears the bank. If your account is closed, you may be subject to a gain or loss on Fund shares and will be subject to any related taxes.


The Fund may reject your application under its Anti-Money Laundering Compliance Program. Under this program your money may not be returned to you if your account is closed at the request of governmental or law enforcement authorities.

LIMITATIONS ON FREQUENT PURCHASES The Board has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. It is the Fund's policy to discourage short-term trading. Frequent trading in the Fund such as trades seeking short-term profits from market momentum and other timing strategies may interfere with the management of the Fund's portfolio and result in increased administrative and brokerage costs and a potential dilution in the value of Fund shares. As money is moved in and out, the Fund may incur expenses buying and selling portfolio securities and these expenses are borne by Fund shareholders.

Focus is placed on identifying redemption transactions which may be harmful to the Fund or its shareholders if they are frequent. These transactions are analyzed for offsetting purchases within a pre-determined period of time. If short-term trading trends are detected, an appropriate course of action is taken. The Fund reserves the right to cancel (within one business day), restrict or reject without any prior notice, any purchase or exchange order, including transactions representing excessive trading, transactions that may be disruptive to the management of the Fund's portfolio, and purchase orders not accompanied by payment.

Because the Fund receives purchase and sale orders through financial intermediaries that use omnibus or retirement accounts, the Fund cannot always detect frequent purchases and redemptions. As a consequence, the Fund's ability to monitor and discourage abusive trading practices in such accounts may be limited.

In addition, the sale of the Fund's Investor Shares is subject to a redemption fee of 2.00% of the current NAV of shares redeemed for any sale of shares made within 180 days from the date of purchase. See "Selling Shares - Redemption Fee" for additional information.


The investment in foreign securities may make the Fund more susceptible to the risk of market timing activities because of price differentials that may be reflected in the NAV of the Fund's shares. The Fund generally prices its foreign securities using their closing prices from the foreign markets in which they trade, typically prior to the Fund's calculation of its NAV. These prices may be affected by events that occur after the close of a foreign market but before the Fund prices its shares. Although the Fund may fair value foreign securities in such instances and notwithstanding other measures the Fund may take to discourage frequent purchases and redemptions, investors may engage in frequent short-term trading to take advantage of any arbitrage opportunities in the pricing of the Fund's shares. There is no assurance that fair valuation of securities can reduce or eliminate market timing.

The investment in securities of smaller companies may make the Fund more susceptible to market timing as shareholders may try to capitalize on the market volatilities of such securities and the effect of the volatilities on the value of Fund shares.

The Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or its operations.

INVESTMENT PROCEDURES


-----------------------------------------------------------------------------------------------------------------------
                    HOW TO OPEN AN ACCOUNT                                    HOW TO ADD TO YOUR ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
BY CHECK                                                      BY CHECK
..    Call or write us for an account application              .    Fill out an investment slip from a
..    Complete the application (and other required                  confirmation or write us a letter
     documents, if applicable)                                .    Write your account number on your check
..    Mail us your application (and other required             .    Mail us the slip (or your letter) and the check
     documents, if applicable) and a check
BY WIRE                                                       BY WIRE
..    Call or write us for an account application              .    Call to notify us of your incoming wire
..    Complete the application (and other required             .    Instruct your financial institution to wire
     documents, if applicable)                                     your money to us
..    Call us to fax the completed application (and
     other required documents, if applicable) and we will
     assign you an account number
..    Mail us your original application (and other
     required documents, if applicable)
..    Instruct your financial institution to wire your
        money to us
BY ACH PAYMENT                                                BY SYSTEMATIC INVESTMENT
..    Call or write us for an account application              .    Complete the systematic investment section of
..    Complete the application (and other required                  the application
     documents, if applicable)                                .    Attach a voided check to your application
..    Call us to fax the completed application (and            .    Mail us the completed application and voided
     other required documents, if applicable) and we will          check
     assign you an account number                             .    We will electronically debit your purchase
..    Mail us your original application (and other                  proceeds from your selected financial institution
     required documents, if applicable)                            account
..    We will electronically debit your purchase
     proceeds from your selected financial institution
     account


SYSTEMATIC INVESTMENTS You may invest a specified amount of money in the Fund once or twice a month on specified dates. These payments are taken from your bank account by ACH payment. Systematic investments must be for at least $100.

CANCELED OR FAILED PAYMENTS The Fund accepts checks and ACH transfers at full value subject to collection. If the Fund does not receive your payment for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the Fund or the transfer agent, and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the transfer agent) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase or exchange due to nonpayment.

SELLING SHARES

The Fund processes redemption orders promptly. Under normal circumstances, the Fund will send redemption proceeds to you within a week. If the Fund has not yet collected payment for the shares you are selling, it may delay processing redemption requests until such payment is received, which may be up to 15 calendar days.

                      HOW TO SELL SHARES FROM YOUR ACCOUNT
BY MAIL
..    Prepare a written request including:
     .    Your name(s) and signature(s)
     .    Your account number
     .    The Fund name
     .    The dollar amount or number of shares you want to sell
     .    How and where to send the redemption proceeds
..    Obtain a signature guarantee (if required) (See "Signature Guarantee
     Requirements" on next page)
..    Obtain other documentation (if required)
..    Mail us your request and documentation

BY WIRE
..    Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemption privileges on your account application (See "Wire Redemption Privileges" on next page)
..    Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR
..    Mail us your request (See "By Mail")

BY TELEPHONE
..    Call us with your request (unless you declined telephone redemption privileges on your account application)
..    Provide the following information:
     .    Your account number
     .    Exact name(s) in which the account is registered
     .    Additional form of identification
..    Redemption proceeds will be:
     .    Mailed to you OR
     . Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire")

SYSTEMATICALLY
..    Complete the systematic withdrawal section of the application
..    Attach a voided check to your application
..    Mail us your completed application
..    Redemption proceeds will be electronically credited to your account at the financial institution identified on your account application

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000.

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the transfer agent takes reasonable measures to verify that the order is genuine.

SYSTEMATIC WITHDRAWALS You may redeem a specified amount of money from your account once a month on a specified date. These payments are sent from your account to a designated bank account by ACH payment. Systematic withdrawals must be for at least $250.

SIGNATURE GUARANTEE REQUIREMENTS To protect you and the Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain a signature guarantee from most banking institutions or securities brokers, but not from a notary public. The transfer agent will need written instructions signed by all registered shareholders, with a signature guarantee for each shareholder, for any of the following:

     .    Written requests to redeem $100,000 or more
     .    Changes to a shareholder's record name
     . Redemptions from an account for which the address or account registration has changed within the last 30 days
     . Sending redemption and distribution proceeds to any person, address or financial institution account not on record
     . Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from your account
     . Adding or changing ACH or wire instructions, telephone redemption or exchange option or any other election in connection with your account

The transfer agent reserves the right to require a signature guarantee(s) on all redemptions.

REDEMPTION FEE The sale of the Fund's Investor Shares is subject to a redemption fee of 2.00% of the current NAV of shares redeemed for any sale of shares made within 180 days from the date of purchase. The fee is charged for the benefit of the Fund's remaining shareholders and will be paid to the Fund to help offset transaction costs. To calculate redemption fees, the Fund uses the first-in, first-out (FIFO) method to determine the holding period. Under this method, the date of the redemption is compared with the earliest purchase date of shares held in the account. The Fund reserves the right to modify the terms of or terminate the redemption fee at any time.

There are limited exceptions to the imposition of the redemption fee. The following redemptions are exempt from application of the redemption fee:

     . Redemptions in a deceased shareholder account if such an account is registered in the deceased's name
     . Redemptions in the account of a disabled individual (disability of the shareholder as determined by the Social Security Administration)
     .    Redemptions of shares purchased through a dividend reinvestment program
     .    Redemptions pursuant to a systematic withdrawal plan
     . Redemptions in a qualified retirement plan under section 401(a) of the Internal Revenue Code ("IRC") or a plan operating consistent with
          Section 403(b) of the IRC.

SMALL ACCOUNTS If the value of your account falls below $2,000, the Fund may ask you to increase your balance. If the account value is still below $2,000 after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account's market value.

REDEMPTIONS IN KIND The Fund reserves the right to pay redemption proceeds in portfolio securities rather than in cash. These redemptions "in kind" usually occur if the amount to be redeemed is large enough to affect the Fund's operations (for example, if it represents more than 1% of the Fund's assets).

LOST ACCOUNTS The transfer agent will consider your account lost if correspondence to your address of record is returned as undeliverable on two or more occasions, unless the transfer agent determines your new address. When an account is lost, all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding checks (unpaid for six months or more) or checks that have been returned to the transfer agent may be reinvested at the then-current NAV and the checks will be canceled.

EXCHANGE PRIVILEGES


You may exchange your shares of the Fund for shares of other funds in the Trust by telephone or in writing. For a list of funds available for exchange, you may call the transfer agent. If you exchange into a fund that has a sales charge, you will have to pay that fund's sales charge at the time of the exchange. Because exchanges are a sale and purchase of shares, they may have tax consequences.


In addition, if you exchange Investor Shares within 180 days of purchase, you will be charged a redemption fee of 2.00% of the current NAV of shares redeemed or exchanged, subject to limited exceptions. See "Selling Shares - Redemption Fee" above for additional information. To calculate redemption fees, the Fund uses the FIFO method to determine the holding period. Under this method, the date of the exchange is compared with the earliest purchase date of shares held in the account. The Fund reserves the right to modify the terms of or terminate the exchange fee at any time.

REQUIREMENTS You may make exchanges only between identically registered accounts (name(s), address and taxpayer ID number). There is currently no limit on exchanges, but the Fund reserves the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the transfer agent takes reasonable measures to verify that the order is genuine.

                                 HOW TO EXCHANGE

BY MAIL
..    Prepare a written request including:
     .    Your name(s) and signature(s)
     .    Your account number
     .    The names of each fund you are exchanging
     .    The dollar amount or number of shares you want to sell (and exchange)
..    Open a new account and complete an account application if you are requesting different shareholder privileges
..    Obtain a signature guarantee, if required
..    Mail us your request and documentation

BY TELEPHONE
..    Call us with your request (unless you declined telephone redemption privileges on your account application)
..    Provide the following information:
     .    Your account number
     .    Exact name(s) in which account is registered
     .    Additional form of identification

TAX SHELTERED RETIREMENT PLANS

Since the Fund is oriented to longer-term investments, the Fund may be an appropriate investment medium for tax-sheltered retirement plans, including: individual retirement plans ("IRAs"); simplified employee pensions ("SEPs"); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the transfer agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with an attorney or tax advisor regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the Fund about the IRA custodial fees. Please consult with an attorney or tax advisor regarding these plans.

                                OTHER INFORMATION

DISTRIBUTIONS

The Fund declares distributions from net investment income and pays those distributions annually. Any net capital gain realized by the Fund will be distributed at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

The Fund operates in a manner such that it will not be liable for Federal income or excise taxes.

You will generally be taxed on the Fund's distributions, regardless of whether you reinvest them or receive them in cash. The Fund's distributions of net investment income (including short-term capital gain) are taxable to you as ordinary income. The Fund's distributions of long-term capital gain are taxable to you as long-term capital gain, regardless of how long you have held your shares. Generally, the Fund's distributions will consist primarily of long-term capital gain. Distributions may also be subject to state and local taxes.

A portion of the Fund's distributions may be treated as "qualified dividend income," taxable to non-corporate U.S. shareholders at a maximum Federal income tax rate of 15% (5% for non-corporate U.S. shareholders in lower tax brackets) through 2008. A distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that the holding period and other requirements are met by the Fund and the shareholder.

All distributions reduce the NAV of the Fund's shares by the amount of the distribution. If you purchase shares prior to these distributions, you are taxed on the distribution even though the distribution represents a return of your investment.

The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes. You will recognize a gain or loss on such transactions equal to the difference, if any, between the amount of your net sales proceeds and your tax basis in the Fund shares. Such gain or loss will be capital gain or loss if you held your Fund shares as capital assets. Any capital gain or loss will be treated as long-term capital gain or loss if you held the Fund shares for more than one year at the time of the sale or exchange.

The Fund may be required to withhold Federal income tax at the Federal backup withholding rate on all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Rather, any amounts withheld may be credited against your Federal income tax liability.

The Fund will mail you reports containing information about the income tax status of distributions paid during the year after December 31 of each year. For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

ORGANIZATION

The Trust is a Delaware statutory trust. The Fund does not expect to hold shareholders' meetings unless required by Federal or Delaware law. Shareholders of each series of the Trust are entitled to vote at shareholders' meetings unless a matter relates only to specific series (such as approval of an advisory agreement for the Fund). From time to time, large shareholders may control the Fund or the Trust.

                              FINANCIAL HIGHLIGHTS


The following table is intended to help you better understand the Fund's financial performance for the past 5 years. The financial information for periods before December 10, 2004 is that of the Predecessor Fund. Certain information reflects financial results for a single Fund share. Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. Financial information for the year ended June 30, 2005 has been audited by Deloitte & Touche LLP ("Deloitte"). The Fund's financial information for the other fiscal years was audited by other independent registered public accounting firms. The Fund's financial statements and the report of Deloitte are included in the Fund's annual report dated June 30, 2005, which is available upon request, without charge.


--------------------------------------------------------------------------------------------------------------
                                                                          YEAR ENDED JUNE 30,
                                                        2005         2004        2003         2002      2001
--------------------------------------------------------------------------------------------------------------
SELECTED DATA FOR A SINGLE SHARE
BEGINNING NET ASSET VALUE PER SHARE                   $  13.74     $  11.68    $  11.33    $  11.43    $  9.99
                                                      --------     --------    --------    --------    -------
INVESTMENT OPERATIONS
   Net investment income (loss)                           0.15 (a)     0.13 (a)    0.20        0.08       0.17
   Net realized and unrealized gain (loss)
    on investments                                        1.08         2.10        0.42       (0.07)      1.43
                                                      --------     --------    --------    --------    -------

Total from Investment Operations                          1.23         2.23        0.62        0.01       1.60
                                                      --------     --------    --------    --------    -------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income                                 (0.08)       (0.17)      (0.10)      (0.09)     (0.13)
   Net realized gain on investments                      (0.25)          -        (0.17)      (0.02)     (0.03)
                                                      --------     --------    --------    --------    -------
Total Distributions to Shareholders                      (0.33)       (0.17)      (0.27)      (0.11)     (0.16)
                                                      --------     --------    --------    --------    -------
REDEMPTION FEE (a)                                        -    (b)      -           -           -          -
                                                      ========     ========    ========    ========    =======
ENDING NET ASSET VALUE PER SHARE                      $  14.64     $  13.74    $  11.68    $  11.33    $ 11.43
                                                      ========     ========    ========    ========    =======
TOTAL RETURN                                              9.01%       19.17%       5.72%       0.07%     16.11%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period                           $ 96,395     $ 63,885    $ 25,141    $ 16,638    $ 7,084
   (000's omitted)
Ratios to Average Net Assets
   Net investment income                                  1.09%        0.97%       1.89%       0.73%      1.56%
   Net expenses                                           1.35%        1.35%       1.35%       1.35%      1.35%
   Gross expenses (c)                                     1.35%        1.35%       1.36%       1.37%      1.41%
PORTFOLIO TURNOVER RATE                                     28%          18%         37%         56%        41%

     (a) Calculated based on average shares outstanding during the period.
     (b) Less than $0.01 per share.
     (c) The ratio of gross expenses to average net assets reflects the expense ratio excluding any waivers and/or reimbursements.

                                AUXIER FOCUS FUND

                              FOR MORE INFORMATION

                           ANNUAL/SEMI-ANNUAL REPORTS
       Additional information about the Fund's investments is available in the Fund's annual/semi-annual reports to shareholders. In the
         Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")
  The SAI provides more detailed information about the Fund and is incorporated by reference into, and thus is a part of, this Prospectus.

                               CONTACTING THE FUND
  You can get free copies of the Fund's annual/semi-annual reports and the SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

                                Auxier Focus Fund
                                  P.O. Box 446
                              Portland, Maine 04112
                           (877) 328-9437 (Toll Free)

          The prospectus, SAI and annual reports are made available on the Fund's website at www.auxierasset.com. The semi-annual reports are not posted because only the Fund's most
               frequently requested literature is made available.

                 SECURITIES AND EXCHANGE COMMISSION INFORMATION
    You can also review the Fund's annual/semi-annual reports and the SAI at the Public Reference Room of the Securities and Exchange Commission ("SEC"). The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. You can get copies of this information, for a fee, by e-mailing or writing to:
                              Public Reference Room
                       Securities and Exchange Commission
                           Washington, D.C. 20549-0102
                       E-mail address: publicinfo@sec.gov

  Fund information, including copies of the annual/semi-annual reports and the
             SAI, is available on the SEC's website at www.sec.gov.

                    Investment Company Act File No. 811-3023

                                AUXIER FOCUS FUND

                                    A SHARES
                                    C SHARES

                                   PROSPECTUS

                                NOVEMBER 1, 2005

INVESTMENT OBJECTIVE:
Long-term capital appreciation

5000 S.W. Meadows Road, Suite 410
Lake Oswego, OR 97035-2224

(877) 3-AUXIER (877) 328-9437

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                                                                            PAGE

RISK/RETURN SUMMARY............................................................1
        Investment Objective
        Principal Investment Strategies
        Principal Risks of Investing in the Fund
        Who May Want to Invest in the Fund

PERFORMANCE INFORMATION........................................................4

FEE TABLE......................................................................6

MANAGEMENT.....................................................................7
        The Advisor
        Portfolio Managers
        Other Service Providers
        Fund Expenses

ADDITIONAL INFORMATION ABOUT THE FUND..........................................9

YOUR ACCOUNT...................................................................9
        How to Contact the Fund
        General Information
        Buying Shares
        Selling Shares
        Choosing a Share Class
        Exchange Privileges
        Tax Sheltered Retirement Plans

OTHER INFORMATION.............................................................27
        Distributions
        Taxes
        Organization

FINANCIAL HIGHLIGHTS..........................................................29

FOR MORE INFORMATION..................................................BACK COVER

                               RISK/RETURN SUMMARY

CONCEPTS TO UNDERSTAND

COMMON STOCK means an equity or ownership interest in a company.

GROWTH COMPANIES are companies that have exhibited an above average increase in earnings over the past few years and that have strong, sustainable earnings prospects and reasonable stock prices.

MARKET CAPITALIZATION means the value of a company's common stock in the stock market.

This Prospectus offers A Shares and C Shares of the Auxier Focus Fund (the "Fund"). The Fund offers a third class of shares, Investor Shares, which is not included in this Prospectus.

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in a portfolio of common stocks that the Fund's investment advisor, Auxier Asset Management LLC ("Advisor"), believes offer growth opportunities at a reasonable price. The Advisor's assessment of a stock's growth prospects and price is based on several criteria, including:

        .    price to earnings
        .    price to cash flow
        .    rate of earnings growth
        .    consistency in past operating results
        .    quality of management based on the Advisor's research
        .    present and projected industry position, based on the Advisor's research

The Advisor's research includes review of public information (such as annual reports), discussions with management, suppliers and competitors, and attending industry conferences.

The Fund may invest up to 20% of its net assets in foreign securities, including American Depositary Receipts ("ADRs"). ADRs are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. ADRs are alternatives to the direct purchase of the underlying securities in their national markets and currencies.

Under normal circumstances, the Fund will invest primarily in the common stock of medium to large U.S. companies (those with market capitalizations above $3 billion at the time of investment). As the Fund is non-diversified, its portfolio may at times focus on a limited number of companies that the Advisor believes offer superior prospects for growth. Certain sectors of the market are likely to be overweighted compared to others because the Advisor focuses on sectors that it believes demonstrate the best fundamentals for growth and, in the Advisor's opinion, will be leaders in the U.S. economy. The sectors in which the Fund may be overweighted will vary at different points in the economic cycle.

The Fund intends to remain primarily invested in equity securities. However, the Fund may invest in short- and long-term debt securities, preferred stocks, convertible debt securities and convertible preferred stocks of U.S. companies if the Advisor believes that a company's debt securities offer more potential for long-term total return with less risk than an investment in the company's equity securities. The Fund may invest up to 25% of its net assets in lower-rated securities or comparable unrated securities ("junk bonds") rated at the time of purchase BB/Ba or lower by S&P or Moody's or, unrated, but determined to be of comparable quality by the Advisor. Junk bonds are subject to greater credit and market risk than higher-rated securities.

The Fund also may invest up to 25% of its net assets in fixed income securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or by the Canadian Government and its governmental agencies. Not all U.S. Government securities are supported by the full faith and credit of the U.S. Government such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank. Although these issuers are chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury.

The Fund may engage in short sales "against-the-box." In a short sale, the seller sells a borrowed security and has a corresponding obligation to the lender to deliver the identical security. The seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. In addition, while borrowing securities for outstanding short sales, the Fund provides the lender collateral which is marked to market in an amount equal to the value of the security borrowed. While a short sale is made by selling a security the seller does not own, a short sale is "against the box" to the extent that the seller contemporaneously owns or has the right to obtain, at no added cost, securities identical to those sold short. The Fund will not make short sales if, as a result, more than 20% of the Fund's net assets would be held as collateral for short sales. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Although the Fund's gain is limited by the price at which it sold the security short, its potential loss is unlimited.

The Fund typically sells a security when the Advisor's research indicates that there has been a deterioration in the company's fundamentals, such as changes in the company's competitive position or a lack of management focus. Company fundamentals are the factors reflective of a company's financial condition including balance sheets and income statements, asset history, earnings history, product or service development and management productivity.

The Fund does not intend to purchase or sell securities for short-term trading purposes. However, if the objective of the Fund would be better served, the Fund may engage in active trading of the Fund's portfolio securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND

GENERAL RISKS An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's net asset value ("NAV"), yield, and total return will fluctuate based upon changes in the value of its portfolio securities. The market value of securities in which the Fund invests is based upon the market's perception of value and is not necessarily an objective measure of the securities' value. The Fund is not a complete investment program and there is no assurance that the Fund will achieve its investment objective. You could lose money on your investment in the Fund or the Fund could underperform other investments due to, among other things, poor investment decisions by the Advisor. The principal risks of an investment in the Fund include:

..    MANAGEMENT RISK The Advisor's growth-oriented approach may fail to produce the intended results.
..    COMPANY RISK The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the
     Fund's portfolio. The value of an individual company can be more volatile than the market as a whole.
..    MARKET RISK Overall stock market risks may also affect the value of the
     Fund. Factors such as domestic economic growth, market conditions, interest rate levels and political events affect the securities markets and could cause the Fund's share price to fall.
..    VOLATILITY RISK Common stocks tend to be more volatile than other investment choices. The value of an individual company can be more volatile than the market as a whole. This volatility affects the value of the Fund's shares.
..    FOREIGN RISK Investments in foreign securities involve greater risks than investing in domestic securities. Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in domestic securities and changes in foreign tax laws, exchange controls, investment regulations and policies on nationalization and expropriation as well as political instability may affect the value of the Fund's foreign assets. Foreign securities may be subject to greater fluctuations in price than domestic securities because foreign markets may be smaller and less liquid than domestic markets. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar. There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information. Foreign securities registration, custody and settlements may be subject to delays or other operational and administrative problems and certain foreign brokerage commissions and custody fees may be higher than those charged in domestic markets.
..    SECTOR RISK If the Fund's portfolio is overweighted in a sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector. For example, the health care sector is subject to government regulation and government approval of products and services, which could have a significant effect on price and availability. As another example, financial services companies are subject to extensive government regulation. Changes or proposed changes in these regulations may adversely impact the industry. The profitability of companies in the financial services industries can be significantly affected by the cost of capital, changes in interest rates and price competition.
..    NON-DIVERSIFICATION RISK As a non-diversified fund, the Fund will be subject to substantially more investment risk and potential for volatility than a diversified fund because its portfolio may, at times, focus on a limited number of companies. These factors can have a negative effect on the value of the Fund's shares.
..    INTEREST RATE RISK Changes in interest rates will affect the value of the Fund's investments in fixed income securities. Increases in interest rates may cause the value of the Fund's investments to decline and this decrease in value may not be offset by higher interest income from new investments.
..    CREDIT RISK The financial condition of an issuer of a debt security may cause it to default or become unable to pay interest or principal due on the security. If an issuer defaults, the affected security could lose all of its value, be renegotiated at a lower interest rate or principal amount, or become illiquid. Junk bonds or higher yielding debt securities of lower credit quality have greater credit risk than lower yielding securities with higher credit quality.
..    SMALLER COMPANY RISK Securities of smaller companies may be more volatile than the securities of larger companies and, as a result, prices of smaller companies may decline more in response to selling pressure.
..    SHORT SALE RISK Positions in shorted securities are speculative and more risky than long positions in securities because the maximum sustainable loss on a security purchased is limited to the amount paid for the security plus transaction costs, whereas there is no maximum attainable price of the shorted security. Wherefore, in theory, securities sold short have unlimited risk.
..    PORTFOLIO TURNOVER RISK The Fund's strategy may result in high portfolio turnover rates which may increase the Fund's brokerage commission costs as well as its short-term capital gains and may negatively impact the Fund's performance.


TEMPORARY DEFENSIVE POSITION

In order to respond to adverse market, economic or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents (including commercial paper, certificates of deposit, banker's acceptances and time deposits). A defensive position, taken at the wrong time, may have an adverse impact on the Fund's performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

WHO MAY WANT TO INVEST IN THE FUND

The Fund may be suitable for:

..    Long-term investors seeking a fund with a growth investment strategy
..    Investors who can tolerate the greater risks associated with common stock investments
..    Investors who can tolerate the increased risks and price fluctuations associated with a non-diversified fund

                             PERFORMANCE INFORMATION


The following chart and table illustrate the variability of the Fund's returns. The chart and the table provide some indication of the risks of investing in the Fund's Investor Shares by showing changes in the Fund's performance from year to year and how the Fund's returns compare to a broad measure of market performance. The Fund's A Shares and C Shares are not included in the chart and table because these classes have not been in operation for a full calendar year. The performance of Investor Shares does not reflect the annual operating expenses for the A Shares and C Shares. The annual returns of A Shares and C Shares will be lower than those of Investor

Shares since A Shares and C Shares have higher annual operating expenses and have distribution fees and/or sales charges.



On December 10, 2004, the Fund acquired the assets and liabilities of Auxier Focus Fund, a series of Unified Series Trust (the "Predecessor Fund") in a tax-free reorganization. The Predecessor Fund maintained substantially similar investment objectives and similar investment policies to that of the Fund. Prior to January 3, 2003, the Predecessor Fund was a series of Ameriprime Funds. The Fund is a continuation of the Predecessor Fund and, therefore, the performance of the Fund's Investor Shares for the period prior to December 10, 2004 includes that of the Predecessor Fund's and reflects the expenses of the Predecessor Fund. The estimated net expenses of the Fund's Investor Shares are expected to be the same as the net expenses of the Predecessor Fund.


PERFORMANCE INFORMATION (BEFORE AND AFTER TAXES) REPRESENTS ONLY PAST PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

                             [GRAPHIC APPEARS HERE]

                                 2000     4.05%
                                 2001    12.67%
                                 2002    -6.79%
                                 2003    26.75%
                                 2004    10.73%

The Fund's  total  return for the quarter  ended  September  30, 2005 was 2.15%.

During the period shown, the highest quarterly return was 15.64% (for the quarter ended June 30, 2003); and the lowest quarterly return was -8.30% (for the quarter ended September 30, 2002).

                          AVERAGE ANNUAL TOTAL RETURNS
                    (for the periods ended December 31, 2004)

-------------------------------------------------------------------------------
                                                             SINCE INCEPTION
                                       1 YEAR   5 YEARS       (JULY 9, 1999)
-------------------------------------------------------------------------------
Return Before Taxes                     10.73%     8.93%            8.69%
Return After Taxes on Distributions     10.20%     8.34%            8.13%
Return After Taxes on Distributions
and Sale of Fund Shares                  7.31%     7.41%            7.23%
S&P 500 INDEX                           10.88%    (2.30)%          (1.17)%
-------------------------------------------------------------------------------

After-tax returns are based on the historical performance of the Fund's Investor Shares. After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on aninvestor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The S&P 500 Index is a market index of common stock. The S&P 500 Index is unmanaged and reflects reinvestment of dividends. Unlike the performance figures of the Fund, the S&P 500 Index's performance does not reflect the effect of expenses.

                                    FEE TABLE

The following table describes the various fees and expenses that you will pay if you invest in A Shares and C Shares of the Fund.

------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                         A SHARES         C SHARES
------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
    Purchases (as a percentage of the offering price)/(1)/          5.75%/(2)/      None
Maximum Deferred Sales Charge (Load) Imposed on
    Redemptions (as a percentage of the sale price)/(3)/            1.00%/(2)/      1.00%/(2)/
Redemption Fee/(4)/ (as a percentage of amount redeemed)            2.00%           2.00%
Exchange Fee/(4)/ (as a percentage of amount redeemed)              2.00%           2.00%
------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)/(5)/                A SHARES        C SHARES
------------------------------------------------------------------------------------------------
Management Fees                                                       1.35%/(6)/      1.35%/(6)/
Distribution (12b-1) Fees/(7)/                                        0.25%           1.00%
Other Expenses                                                        0.00%           0.00%
------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                  1.60%           2.35%
------------------------------------------------------------------------------------------------
Fee Waiver and Expense Reimbursement/(8)/                             (0.25)%         (0.25)%
------------------------------------------------------------------------------------------------
NET EXPENSES                                                          1.35%           2.10%
------------------------------------------------------------------------------------------------

/(1)/   No initial sales charge is applied to purchases of $1 million or more.

/(2)/ Because of rounding of the calculation in determining sales charges, the charges may be more or less than shown in the table.

/(3)/ The Fund charges a contingent deferred sales charge ("CDSC") of 1.00% on shares purchased without an initial sales charge and redeemed less than one year after they are purchased. The Fund waives this fee for mandatory retirement withdrawals and for its systematic withdrawal plan.

/(4)/ The Fund is intended for long-term investors. To discourage short-term trading and market timing, which can increase the Fund's costs, the Fund charges a 2.00% redemption fee on shares redeemed within 180 days after they are purchased, subject to limited exceptions. See "Selling Shares - Redemption Fee" and "Exchange Privileges" for additional information.

/(5)/ Based on estimated amounts for the Fund's fiscal year ending June 30, 2006 stated as a percentage of average daily net assets.

/(6)/ The Advisor uses the Management Fees to pay all expenses of the Fund except taxes, extraordinary expenses, independent trustee fees and expenses, brokerage fees and commissions, borrowing costs (including interest and dividend expenses on short sales) and Rule 12b-1 expenses.

/(7)/ The Fund has adopted a Rule 12b-1 Plan for the A Shares and C Shares that allows the Fund to pay an annual fee of up to 0.25% and 1.00%, respectively, to financial institutions that provide distribution and/or shareholder servicing to shareholders.

/(8)/ The Advisor has contractually agreed to waive a portion of its fees and reimburse certain expenses through October 31, 2006 to the extent necessary to maintain the total annual operating expenses at 1.35% of the average daily net assets of the A Shares and 2.10% of the average daily net assets of the C Shares.

EXAMPLE:

The following is a hypothetical example intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example assumes that you invest $10,000 in one of the Fund's classes for the time period indicated (paying the maximum sales charge with respect to A Shares) and then redeem all of your shares at the end of the period (paying the relevant contingent deferred sales charge ("CDSC") for C Shares). The example also assumes that your investment has a 5% annual return, that the Fund's Total Annual Operating Expenses and Net Expenses remain as stated in the previous table and that distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:

        -------------------------------------------------------
                                 A SHARES              C SHARES
        -------------------------------------------------------
        1 YEAR                    $   705               $   313
        3 YEARS                   $ 1,028               $   710
        5 YEARS                   $ 1,374               $ 1,233
        10 YEARS                  $ 2,346               $ 2,667
        -------------------------------------------------------

You would pay the following expenses if you did NOT redeem your shares at the end of the periods shown:

        -------------------------------------------------------
                                 A SHARES              C SHARES
        -------------------------------------------------------
        1 YEAR                    $   705               $   213
        3 YEARS                   $ 1,028               $   710
        5 YEARS                   $ 1,374               $ 1,233
        10 YEARS                  $ 2,346               $ 2,667
        -------------------------------------------------------

                                   MANAGEMENT


The Fund is a series of Forum Funds (the "Trust"), an open-end, management investment company (mutual fund). The business of the Trust and the Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of the Fund and meets periodically to review the Fund's performance, monitor investment activities and practices and discuss other matters affecting the Fund. Additional information regarding the Board, as well as the Trust's executive officers, may be found in the Statement of Additional Information ("SAI").

THE ADVISOR

Auxier Asset Management LLC, 5000 S.W. Meadows Road, Suite 410, Lake Oswego, OR 97035-2224, serves as investment advisor to the Fund. As of September 30, 2005, the Advisor managed approximately $388 million in assets. The Advisor receives an advisory fee of 1.35% of the average daily net assets of the Fund. The Advisor uses the Management Fees to pay all expenses of the Fund except taxes, extraordinary expenses, independent trustee fees and expenses, brokerage fees and commissions, borrowing costs (including interest and dividend expenses on short sales) and Rule 12b-1 expenses. For the fiscal year ended June 30, 2005, the Advisor received its entire fee.


A discussion summarizing the basis on which the Board most recently approved the continuation of the Investment Advisory Agreement between the Trust and the Advisor will be included in the Fund's semi-annual report for the six months ended December 31, 2006 and is available in the SAI.

J. Jeffrey Auxier, President and Chief Investment Officer of the Advisor since its inception in 1998, is responsible for the day-to-day management of the Fund. He has been Portfolio Manager of the Fund (including Predecessor Fund) since its inception in 1999. He is a graduate of the University of Oregon, and began his investment career in 1982. Mr. Auxier has extensive money management experience. As a Portfolio Manager with Smith Barney, Mr. Auxier managed money for high net worth clients on a discretionary basis from 1988 until he founded the Advisor in July 1998. In 1993, Mr. Auxier was designated a Smith Barney Senior Portfolio Management Director, the highest rank in the company's Portfolio Management Program, and was chosen as the top Portfolio Manager from among 50 Portfolio Managers in the Smith Barney Consulting Group. In 1997 and 1998, Money magazine named him as one of their top ten brokers in the country. Mr. Auxier was a Senior Vice President with Smith Barney when he left to found the Advisor.

The Advisor may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for inclusion of the Fund on mutual fund "supermarket" platforms providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

The Fund's SAI provides additional information about the Portfolio Manager's compensation, other accounts managed by the Portfolio Manager and the Portfolio Manager's ownership of securities in the Fund.

OTHER SERVICE PROVIDERS

Citigroup Fund Services, LLC, ( "Citigroup"), provides certain administration, portfolio accounting and transfer agency services to the Fund.

Foreside Fund Services, LLC, the Trust's principal underwriter (the "Distributor") acts as the Distributor in connection with the offering of Fund shares. The Distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares. The Distributor is not affiliated with the Advisor or with Citigroup or its affiliated companies.

FUND EXPENSES


The Advisor is obligated to pay the Fund's operating expenses except taxes, extraordinary expenses, independent trustee fees and expenses, brokerage Fees and commissions, borrowing costs (including interest and dividend expenses) and Rule 12b-1 expenses. Expenses of each share class include that class' own expenses as well as Trust expenses that are allocated among the Fund, its classes of shares and all other funds of the Trust. The Advisor may waive all or any portion of its fees and reimburse certain expenses of the Fund. Any fee waiver or expense reimbursement increases investment performance of the Fund and/or its applicable share classes for the period during which the waiver or reimbursement is in effect.


                      ADDITIONAL INFORMATION ABOUT THE FUND

The investment objective of the Fund may be changed without shareholder approval. From time to time, the Fund may take temporary defensive positions, which are inconsistent with the Fund's principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold all or a portion of its assets in money market instruments, securities of other no-load mutual funds or repurchase agreements. If the Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

                                  YOUR ACCOUNT

HOW TO CONTACT THE FUND

WRITE TO US AT:
Auxier Focus Fund
P.O. Box 446
Portland, Maine 04112

OVERNIGHT ADDRESS:

Auxier Focus Fund
Two Portland Square
Portland, Maine 04101

TELEPHONE US AT:

877-328-9437  (Toll Free)

WIRE INVESTMENTS (OR ACH PAYMENTS) TO US AT:

Citibank, N.A
New York, NY

ABA #021000089

FOR CREDIT TO:

Forum Fund Services, LLC
Account #30576692
Auxier Focus Fund
(Your Name)
(Your Account Number)

GENERAL INFORMATION


You may purchase, sell (redeem) or exchange shares of each Fund class on each weekday that the New York Stock Exchange is open. Under unusual circumstances, the Fund may accept and process orders when the New York Stock Exchange is closed if deemed appropriate by the Trust's officers.


You may purchase, sell (redeem) or exchange shares of each Fund class at the NAV of a share of that class next calculated, plus any applicable sales charge (or minus any applicable sales charge in the case of a redemption or exchange), after the transfer agent receives your request in proper form (as described in this Prospectus on pages 10 through 26). For instance, if the transfer agent receives your purchase, redemption or exchange request in proper form after 4:00 p.m., Eastern time, your transaction will be priced at the next business day's NAV of the applicable Fund class, plus the applicable sales charge (or minus any applicable sales charge in the case of a redemption or exchange). The Fund cannot accept orders that request a particular day or price for the transaction or any other special conditions.


The Fund does not issue share certificates.

If you purchase shares directly from the Fund, you will receive quarterly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations.

The Fund also reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege, including systematic investments and withdrawals, wire redemption privileges, telephone redemption privileges and exchange privileges.

WHEN AND HOW NAV IS DETERMINED Each class calculates its NAV as of the close of the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each weekday except days when the New York Stock Exchange is closed. Under unusual circumstances, each Fund class may accept and process orders when the New York Stock Exchange is closed if deemed appropriate by the Fund's officers. The time at which NAV is calculated may change in case of an emergency.

The NAV of each Fund class is determined by taking the market value of the class' total assets, subtracting the class' liabilities, and then dividing the result (net assets) by the number of outstanding shares of the class. If the Fund invests in securities that trade in foreign securities markets on days other than a Fund business day, the value of the Fund's portfolio may change on days on which shareholders will not be able to purchase or redeem Fund shares.

The Fund values securities for which market quotations are readily available at current market value other than short-term securities which are valued at amortized cost.


Exchange traded securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each Fund business day. In the absence of sales, such securities are valued at the mean of the last bid and asked price. Non-exchange traded securities for which quotations are readily available are generally valued at the mean between the current bid and asked price. Fixed income securities may be valued at prices supplied by the Fund's pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.


The Fund values securities at fair value pursuant to procedures adopted by the Board if market quotations are not readily available or the Advisor believes that the prices or values available are unreliable. Market quotations may not be readily available or may be unreliable if, among other things, (1) the exchange on which the Fund's security is principally traded closes early; (2) trading in a portfolio security was halted during the day and did not resume prior to the time as of which the Fund calculates its NAV, or (3) the occurrence of events after the close of the securities markets on which the Fund's securities primarily trade but before the time as of which the Fund calculates its NAV.

The Fund's investment in securities of smaller companies is more likely to require a fair value determination because they are more thinly traded and less liquid than securities of larger companies. Similarly, the Fund's investment in foreign securities is more likely to require a fair value determination because, among other things, most foreign securities markets close before the Fund values its securities. The earlier close of those foreign securities markets gives rise to the possibility that significant events may have occurred in the interim.

Fair valuation is based on subjective factors and as a result, the fair value price of a security may differ from the security's market price and may not be the price at which the security may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

TRANSACTIONS THROUGH THIRD PARTIES If you invest through a broker or other financial institution, the policies and fees charged by that institution may be different than those of the Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions may also provide you with certain shareholder services such as periodic account statements and trade confirmations summarizing your investment activity. Consult a representative of your financial institution for more information.

The Advisor may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for inclusion of the Fund on mutual fund "supermarket" platforms, for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. From time to time and at its own expense, the Advisor may also provide compensation, including financial assistance, to certain dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns or other dealer-sponsored special events. Compensation may include the provision of travel arrangements and lodging, tickets for entertainment events and merchandise.

ANTI-MONEY LAUNDERING PROGRAM Customer identification and verification are part of the Fund's overall obligation to deter money laundering under Federal Law. The Trust has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right, to the extent permitted by law, to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Trust management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

DISCLOSURE OF PORTFOLIO HOLDINGS A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the SAI.

BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be made by check, ACH or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. In the absence of the granting of an exception consistent with the Fund's anti-money laundering procedures, the Fund does not accept purchases made by credit card check, starter check, cash or cash equivalents (for instance, you may not pay by money order, cashier's check, bank draft or traveler's check).

        CHECKS For individual, sole proprietorship, joint, Uniform Gifts to Minors Act ("UGMA") or Uniform Transfers to Minors Act ("UTMA") accounts, the check must be made payable to "Auxier Focus Fund" or to one or more owners of the account and endorsed to "Auxier Focus Fund." For all other accounts, the check must be made payable on its face to "Auxier Focus Fund." A $20 charge may be imposed on any returned checks.

        ACH Refers to the "Automated Clearing House" system maintained by the Federal Reserve Bank, which allows financial institutions to process checks, transfer funds and perform other tasks. Your financial institution may charge you a fee for this service.

        WIRES Instruct your U.S. financial institution with whom you have an account to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

MINIMUM INVESTMENTS The Fund accepts investments in the following minimum amounts:

--------------------------------------------------------------------------------
                                            MINIMUM INITIAL   MINIMUM ADDITIONAL
                                              INVESTMENT         INVESTMENT
--------------------------------------------------------------------------------
Standard Accounts                               $ 2,000             $ 100
Tax Sheltered Retirement Plans                  $ 2,000             $ 100
Accounts with Systematic Investment Plans       $ 2,000             $ 100

ACCOUNT REQUIREMENTS

------------------------------------------------------------------------------------------------------------------
                     TYPE OF ACCOUNT                                             REQUIREMENT
------------------------------------------------------------------------------------------------------------------
INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS          .    Instructions must be signed by all persons
Individual and sole proprietorship accounts are owned by         required to sign exactly as their names appear on
one person.  Joint accounts have two or more owners              the account
(tenants)
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)                  .    Depending on state laws, you can set up a
These custodial accounts provide a way to give money to a        custodial account under UGMA or UTMA
child and obtain tax benefits                               .    The custodian must sign instructions in a
                                                                 manner indicating custodial capacity
CORPORATIONS/OTHER                                          .    Submit a certified copy of its articles of
                                                                 incorporation (a government-issued business
                                                                 license or other document that reflects the
                                                                 existence of the entity) and corporate resolution
                                                                 or secretary's certificate
TRUSTS                                                      .    The trust must be established before an
                                                                 account can be opened
                                                            .    Provide the first and signature pages from the
                                                                 trust documents identifying the trustees

ACCOUNT APPLICATION AND CUSTOMER IDENTITY VERIFICATION To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, the Fund will ask for your name, address, date of birth, social security number, and other information or documents that will allow us to identify you.

If you do not supply the required information, the Fund will attempt to contact you or, if applicable, your broker. If the Fund cannot obtain the required information within a timeframe established in our sole discretion, your application will be rejected.

When your application is in proper form and includes all required information, your application will normally be accepted and your order will be processed at the NAV next calculated after receipt of your application in proper form. If your application is accepted, the Fund will then attempt to verify your identity using the information you have supplied and other information about you that is available from third parties, including information available in public and private databases such as consumer reports from credit reporting agencies.

The Fund will try to verify your identity within a timeframe established in our sole discretion. If the Fund cannot do so, the Fund reserves the right to redeem your investment at the NAV next calculated after the Fund decides to close your account, but only if your original check clears the bank. If your account is closed, you may be subject to a gain or loss on Fund shares and will be subject to any related taxes.

The Fund may reject your application under the Trust's Anti-Money Laundering Program. Under this program your money may not be returned to you if your account is closed at the request of governmental or law enforcement authorities.

LIMITATIONS ON FREQUENT PURCHASES The Board has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. It is the Fund's policy to discourage short-term trading. Frequent trading in the Fund such as trades seeking short-term profits from market momentum and other timing strategies may interfere with the management of the Fund's portfolio and result in increased administrative and brokerage costs and a potential dilution in the value of Fund shares. As money is moved in and out, the Fund may incur expenses buying and selling portfolio securities and these expenses are borne by Fund shareholders.

Focus is placed on identifying redemption transactions which may be harmful to the Fund or its shareholders if they are frequent. These transactions are analyzed for offsetting purchases within a pre-determined period of time. If short-term trading trends are detected, an appropriate course of action is taken. The Fund reserves the right to cancel (within one business day), restrict, or reject without any prior notice, any purchase or exchange order, including transactions representing excessive trading, transactions that may be disruptive to the management of the Fund's portfolio, and purchase orders not accompanied by payment.

Because the Fund receives purchase and sale orders through financial intermediaries that use omnibus or retirement accounts, the Fund cannot always detect frequent purchases and redemptions. As a consequence, the Fund's ability to monitor and discourage abusive trading practices in such accounts may be limited.


In addition, sales of the Fund's A Shares and C Shares are subject to a redemption fee of 2.00% of the current NAV of shares redeemed for any sale of shares made within 180 days from the date of purchase. See "Selling Shares - Redemption Fee" for additional information.

The investment in foreign securities may make the Fund more susceptible to the risk of market timing activities because of price differentials that may be reflected in the NAV of the Fund's shares. The Fund generally prices its foreign securities using their closing prices from the foreign markets in which they trade, typically prior to the Fund's calculation of its NAV.

These prices may be affected by events that occur after the close of a foreign market but before the Fund prices its shares. Although the Fund may fair value foreign securities in such instances and notwithstanding other measures the Fund may take to discourage frequent purchases and redemptions, investors may engage in frequent short-term trading to take advantage of any arbitrage opportunities in the pricing of the Fund's shares. There is no assurance that fair valuation of securities can reduce or eliminate market timing.


The investment in securities of smaller companies may make the Fund more susceptible to market timing as shareholders may try to capitalize on the market volatilities of such securities and the effect of the volatilities on the value of Fund shares.

The Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or its operations.

INVESTMENT PROCEDURES


------------------------------------------------------------------------------------------------------------------------------
                  HOW TO OPEN AN ACCOUNT                                        HOW TO ADD TO YOUR ACCOUNT
------------------------------------------------------------------------------------------------------------------------------
BY CHECK                                                       BY CHECK
..    Call or write us for an account application               .     Fill out an investment slip from a
..    Complete the application (and other required                    confirmation or write us a letter
     documents, if applicable)                                 .     Write your account number on your check
..    Mail us your application (and other required              .     Mail us the slip (or your letter) and the check
     documents, if applicable) and a check
BY WIRE                                                        BY WIRE
..    Call or write us for an account application               .     Call to notify us of your incoming wire
..    Complete the application (and other required              .     Instruct your financial institution to wire
     documents, if applicable)                                        your money to us
..    Call us to fax the completed application (and
     other required documents, if applicable) and we will
     assign you an account number
..    Mail us your original application (and other
     required documents, if applicable)
..    Instruct your financial institution to wire your
     money to us
BY ACH PAYMENT                                                 BY SYSTEMATIC INVESTMENT
..    Call or write us for an account application               .     Complete the systematic investment section of
..    Complete the application (and other required                    the application
     documents, if applicable)                                 .     Attach a voided check to your application
..    Call us to fax the completed application (and             .     Mail us the completed application and voided
     other required documents, if applicable) and we will            check
     assign you an account number                              .     We will electronically debit your purchase
..    Mail us your original application (and other                    proceeds from your selected financial institution account
     required documents, if applicable)
..    We will electronically debit your purchase
     proceeds from your selected financial institution
     account

SYSTEMATIC INVESTMENTS You may invest a specified amount of money in the Fund once or twice a month on specified dates. These payments are taken from your bank account by ACH payment. Systematic investments must be for at least $100.

CANCELED OR FAILED PAYMENTS The Fund accepts checks and ACH transfers at full value subject to collection. If the Fund does not receive your payment for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the Fund or the transfer agent, and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the transfer agent) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase or exchange due to nonpayment.

SELLING SHARES

The Fund processes redemption orders promptly. Under normal circumstances, the Fund will send redemption proceeds to you within a week. If the Fund has not yet collected payment for the shares you are selling, it may delay sending redemption proceeds until such payment is received, which may be up to 15 calendar days.

                      HOW TO SELL SHARES FROM YOUR ACCOUNT

BY MAIL
..    Prepare a written request including:
     .    Your name(s) and signature(s)
     .    Your account number
     .    The Fund name and class
     .    The dollar amount or number of shares you want to sell
     .    How and where to send the redemption proceeds
..    Obtain a signature guarantee (if required) (See "Signature Guarantee
     Requirements" on next page)
..    Obtain other documentation (if required)
..    Mail us your request and documentation

BY WIRE
..    Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemption privileges on your account application (See "Wire Redemption Privileges" on next page)
..    Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR
..    Mail us your request (See "By Mail")

BY TELEPHONE
..    Call us with your request (unless you declined telephone redemption privileges on your account application)
..    Provide the following information:
     .    Your account number
     .    Exact name(s) in which the account is registered
     .    Additional form of identification
     .    Redemption proceeds will be:
     .    Mailed to you OR
     . Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire")

SYSTEMATICALLY
..    Complete the systematic withdrawal section of the application
..    Attach a voided check to your application
..    Mail us your completed application
..    Redemption proceeds will be electronically credited to your account at the financial institution identified on your account application

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000.

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the transfer agent takes reasonable measures to verify that the order is genuine.


SYSTEMATIC WITHDRAWALS You may redeem a specified amount of money from your account once a month on a specified date. These payments are sent from your account to a designated bank account by ACH payment. Systematic withdrawals must be for at least $250.

SIGNATURE GUARANTEE REQUIREMENTS To protect you and the Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain a signature guarantee from most banking institutions or securities brokers, but not from a notary public. The transfer agent will need written instructions signed by all registered shareholders, with a signature guarantee for each shareholder, for any of the following:

     .    Written requests to redeem $100,000 or more
     .    Changes to a shareholder's record name
     . Redemptions from an account for which the address or account registration has changed within the last 30 days
     . Sending redemption and distribution proceeds to any person, address or financial institution account not on record
     . Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from your account
     . Adding or changing ACH or wire instructions, telephone redemption or exchange option or any other election in connection with your account

The transfer agent reserves the right to require a signature guarantee(s) on all redemptions.

REDEMPTION FEE The sale of the Fund's A Shares and C Shares are subject to a redemption fee of 2.00% of the current NAV of shares redeemed for any sale of shares made within 180 days from the date of purchase. The fee is charged for the benefit of the Fund's remaining shareholders and will be paid to the Fund to help offset transaction costs. To calculate redemption fees, the Fund uses the first-in, first-out (FIFO) method to determine the holding period. Under this method, the date of the redemption is compared with the earliest purchase date of shares held in the account. The Fund reserves the right to modify the terms of or terminate the redemption fee at any time.

There are limited exceptions to the imposition of the redemption fee. The following redemptions are exempt from application of the redemption fee:

     . Redemptions in a deceased shareholder account if such an account is registered in the deceased's name
     . Redemptions in the account of a disabled individual (disability of the shareholder as determined by the Social Security Administration)
     .    Redemptions of shares purchased through a dividend reinvestment program
     .    Redemptions pursuant to a systematic withdrawal plan
     . Redemptions in a qualified retirement plan under section 401(a) of the Internal Revenue Code ("IRC") or a plan operating consistent with
          Section 403(b) of the IRC.

SMALL ACCOUNTS If the value of your account falls below $2,000, the Fund may ask you to increase your balance. If the account value is still below $2,000 after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account's market value.

REDEMPTIONS IN KIND The Fund reserves the right to pay redemption proceeds in portfolio securities rather than in cash. These redemptions "in kind" usually occur if the amount to be redeemed is large enough to affect the Fund's operations (for example, if it represents more than 1% of the Fund's assets).

LOST ACCOUNTS The transfer agent will consider your account lost if correspondence to your address of record is returned as undeliverable on two or more consecutive occasions, unless the transfer agent determines your new address. When an account is lost, all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding checks (unpaid for six months or more) or checks that have been returned to the transfer agent may be reinvested at the then-current NAV and the checks will be canceled.

CHOOSING A SHARE CLASS


This Prospectus offers A Shares and C Shares of the Fund. The Fund offers a third class of shares which is not included in this prospectus. Each share class represents an interest in the same portfolio of securities, but each class has its own sales charge and expense structure, providing you with different choices for meeting the needs of your situation. Depending upon how you wish to purchase shares of the Fund, the share classes available to you may vary.

The decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Important factors to consider include:


        .    How much you plan to invest;

        .    How long you plan to hold your shares;

        .    Total expenses associated with each class of shares; and

        . Whether you qualify for any reduction or waiver of the sales charge.

SUMMARY OF IMPORTANT DIFFERENCES AMONG SHARE CLASSES

--------------------------------------------------------------------------------
                                             A SHARES                 C SHARES
--------------------------------------------------------------------------------
Initial sales charge                            Yes                       No
Contingent deferred sales   1.00% (only if purchased without initial     1.00%
charge                                   sales charge)
Rule 12b-1 fee                                 0.25%                     1.00%
Redemption fee                                 2.00%                     2.00%
Minimum Purchase                              $2,000                    $2,000
--------------------------------------------------------------------------------

If you want lower annual Fund expenses, A Shares may be right for you, particularly if you qualify for a reduction or waiver of the initial sales charge. If you do not want to pay an initial sales charge, and are uncertain as to how long you may hold your shares, C Shares may be right for you.

--------------------------------------------------------------------------------
                 A SHARES                              C SHARES
--------------------------------------------------------------------------------
Initial  sales  charge  means  that      No initial sales charge means that your
a  portion of your initial               full investment immediately goes toward
investment  goes toward the sales        buying shares
charge. Reduction and waivers of
the sales charge are available in
certain circumstances.
--------------------------------------------------------------------------------
Lower  expenses  than C Shares mean      Higher distribution and service fees
higher  dividends per share.             than A Shares  mean higher expenses and
                                         lower dividends per share.
--------------------------------------------------------------------------------
A  CDSC  of  up  to  1.00%  may  be      A CDSC of 1.00% imposed on  redemptions
charged  on  certain  redemptions  of    made within one year of  purchase;  No
A Shares  purchased  without  an         reduction of the CDSC is available, but
initial sales charge for which a dealer waivers are available in certain concession was paid if the redemption circumstances.
is made within one year of purchase.
--------------------------------------------------------------------------------


Sales charges and fees vary considerably between the Fund's classes. You should carefully consider the differences in the classes' fee and sales charge structures as well as the length of time you wish to invest in the Fund before choosing which class to purchase. Please review the Fee Table and Sales Charge Schedules for the Fund before investing in the Fund. You may also want to consult with a financial adviser in order to help you determine which class is most appropriate for you. The following sub-sections summarize information you should know regarding sales charges applicable to A Shares and C Shares of the Fund. Sales charge information is not separately posted on the Fund's website located at www.auxierasset.com because the prospectus for A Shares and C Shares containing this information is available on the Fund's website.


A SHARES A Shares are available through registered broker-dealers, investment advisors, banks and other financial institutions. A Shares are sold at the public offering price, which is the NAV per share plus any initial sales charge as described below. You pay an initial sales charge on purchases of A Shares. You do not pay a sales charge when you reinvest dividends or distributions paid by the Fund.

BREAKPOINTS

The Fund offers you the benefit of discounts on the sales charges that apply to purchases of A Shares in certain circumstances. These discounts, which are also known as breakpoints, can reduce or, in some instances, eliminate the initial sales charges that would otherwise apply to your A Shares investment. Mutual funds are not required to offer breakpoints and different mutual fund groups may offer different types of breakpoints.

Breakpoints allow larger investments in A Shares to be charged lower sales charges. If you invest $50,000 or more in A Shares of the Fund, then you are eligible for a reduced sales charge.

                                    SALES CHARGE (LOAD) AS % OF:
                                    PUBLIC            NET ASSET       DEALER
AMOUNT OF PURCHASE                OFFERING PRICE      VALUE/(1)/   REALLOWANCE %
$0 but less than $50,000              5.75%             6.10%         5.00%
$50,000 but less than $100,000        5.00%             5.26%         4.25%
$100,000 but less than $250,000       4.25%             4.43%         3.50%
$250,000 but less than $500,000       3.50%             3.63%         2.75%
$500,000 but less than $1,000,000     2.75%             2.83%         2.00%
$1,000,000 and up                     0.00%             0.00%         0.00%

/(1)/ Rounded to the nearest one-hundredth percent. Because of rounding of the calculation in determining sales charges, the charges may be more or less than shown in the table.

You pay no initial sales charge on purchases of A Shares in the amount of $1 million or more, and on purchases made through certain intermediaries. On these purchases, the Distributor may pay to your dealer of record a sales commission of 1.00% of the purchase amount. A Shares are subject to a 12b-1 fee of 0.25% of the NAV. If you purchased your A Shares without a sales charge and you redeem your A Shares within 12 months of purchase, you will be subject to a 1.00% CDSC. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC.

REDUCED SALES CHARGES - A SHARES You may qualify for a reduced initial sales charge on purchases of the Fund's A Shares under rights of accumulation ("ROA") or a letter of intent ("LOI"). The transaction processing procedures maintained by certain financial institutions through which you can purchase Fund shares may restrict the universe of accounts considered for purposes of calculating a reduced sales charge under ROA or LOI. For example, the processing procedures of a financial institution may limit accounts to those that share the same tax identification number or mailing address and that are maintained only with that financial institution. The Fund permits financial institutions to calculate ROA and LOI based on the financial institution's transaction processing procedures. Please contact your financial institution before investing to determine the process used to identify accounts for ROA and LOI purposes.


To determine the applicable reduced sale charge under ROA, the Fund will combine the value of your current purchase with the value of all share classes of any other series of the Trust managed by the Advisor (as of the Fund's prior business day) and that were purchased previously for accounts (i) in your name,
(ii) in your spouse's name, (iii) in the name of you and your spouse (iv) in the name of your minor children under the age of 21, and (v) sharing the same mailing addresses ("Accounts").

TO BE ENTITLED TO A REDUCED SALES CHARGE BASED ON SHARES ALREADY OWNED, YOU MUST ASK US FOR THE REDUCTION AT THE TIME OF PURCHASE. You must also provide the Fund with your account number(s) and, if applicable, the account numbers for your spouse, children (provide the children's ages), or other household members and, if requested by your financial institution, the following additional information regarding those Accounts:

     . Information or records regarding A Shares held in all accounts in your name at the transfer agent;
     . Information or records regarding A Shares held in all accounts in your name at a financial intermediary; and
     . Information or records regarding A Shares for Accounts at the transfer agent or another financial intermediary.

The Fund may amend or terminate this right of accumulation at any time.

You may also enter into an LOI, which expresses your intent to invest $100,000 or more in the Fund's A Shares within a future period of 13 months. Each purchase under an LOI will be made at the public offering price applicable at the time of the purchase to a single transaction of the dollar amount indicated in the LOI. If you do not purchase the minimum investment referenced in the LOI, you must pay the Fund an amount equal to the difference between the dollar value of the sales charges paid under the LOI and the dollar value of the sales charges due on the aggregate purchases of the A Shares as if such purchases were executed in a single transaction.

Accounts subject to the LOI must be specifically identified in the LOI. Each purchase under an LOI will be made at the public offering price applicable at the time of the purchase to a single transaction of the dollar amount indicated in the LOI. If you do not purchase the minimum investment referenced in the LOI, you must pay the Fund an amount equal to the difference between the dollar value of the sales charges paid under the LOI and the dollar value of the sales charges due on the aggregate purchases of the A Shares as if such purchases were executed in a single transaction.

ELIMINATION OF INITIAL SALES CHARGES - A SHARES Certain persons may also be eligible to purchase or redeem A Shares without a sales charge. No sales charge is assessed on the reinvestment of A Shares' distributions. No sales charge is assessed on purchases made for investment purposes by:

     . A qualified retirement plan under Section 401(a) of the Internal Revenue Code of 1986, as amended ("IRC") or a plan operating consistent with Section 403(b) of the IRC
     . Any bank, trust company, savings institution, registered investment advisor, financial planner or securities dealer on behalf of an account for which it provides advisory or fiduciary services pursuant to an account management fee
     . Trustees and officers of the Trust; directors, officers and full-time employees of the Advisor, the Distributor, any of their affiliates or any organization with which the Distributor has entered into a Selected Dealer or similar agreement; the spouse, sibling, direct ancestor or direct descendent (collectively, "relatives") of any such person; any trust or individual retirement account or self-employed retirement plan for the benefit of any such person or relative; or the estate of any such person or relative

     . Any person who has, within the preceding 90 days, redeemed Fund shares through a financial institution and completes a reinstatement form upon investment with that financial institution (but only on purchases in amounts not exceeding the redeemed amounts); and

     . Any person who exchanges into the Fund from another mutual fund for which the Advisor provides advisory services

Purchases of A Shares in an amount equal to investments of $1 million or more are not subject to a initial sales charge, but may be subject to a contingent deferred sales charge of 1.00% if such shares are redeemed within one year of purchase. In addition to the waivers previously discussed, purchases of A Shares in an amount less than $1 million may be eligible for a waiver of the sales charge in the following circumstances:

     . Purchases made through the following intermediaries: National Financial Services LLC NTF (Fidelity), National Investor Services Corp. NTF (TD Waterhouse), Charles Schwab OneSource NTF, U.S. Clearing Corp., E-Trade, Scottrade, Investmart, Ameritrade and Pershing

     . Purchases by investors who participate in certain wrap fee investment programs or certain retirement programs sponsored by broker dealers or other service organizations which have entered into service agreements with the Fund. Such programs generally have other fees and expenses, so you should read any materials provided by that organization.

The Fund requires appropriate documentation of an investor's eligibility to purchase or redeem A Shares without a sales charge. Any shares so purchased may not be resold except to the Fund.

C SHARES C Shares are available through registered broker-dealers, investment advisors, banks and other financial institutions. C Shares are purchased at NAV without deducting a sales charge. You do not pay an initial sales charge on purchases of C Shares and all of your purchase payment is immediately invested in the Fund. Although you pay no initial sales charge at the time of purchasing your C Shares, the Distributor will pay the dealer of record a sales commission of 1.00% of the amount you invest in C Shares. C Shares are subject to a 12b-1 fee of 1.00%. If you redeem your C Shares within 12 months of purchase, you will be subject to a 1.00% CDSC. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC.

CONTINGENT DEFERRED SALES CHARGE SCHEDULE - A SHARES AND C SHARES A CDSC is assessed on redemptions of A Shares that were part of a purchases of $1 million or more. The CDSC is assessed as follows:

                REDEEMED WITHIN                         SALES CHARGE
             First year of purchase                        1.00%
                   Thereafter                              0.00%

A CDSC is assessed on redemptions of C Shares as follows:

                REDEEMED WITHIN                         SALES CHARGE
             First year of purchase                        1.00%
                   Thereafter                              0.00%

The CDSC is paid on the lower of the NAV of shares redeemed or the cost of the shares. To satisfy a redemption request, the Fund will first liquidate shares that are not subject to a CDSC such as shares acquired with reinvested dividends and capital gains. The Fund will then liquidate shares in the order that they were first purchased until your redemption request is satisfied.

CDSC EXEMPT TRANSACTIONS With respect to A Shares and C Shares of the Fund, certain redemptions are not subject to a contingent deferred sales charge. No such charge is imposed on:


     . Redemptions of shares acquired through the reinvestment of dividends and distributions;
     . Involuntary redemptions by the Fund of a shareholder account with a low account balance;
     . Involuntary redemptions by the Fund of a shareholder account if the Fund or its agents reasonably believes that fraudulent or illegal activity is occurring or is about to occur in the account;
     . Redemptions of shares following the death or disability of a shareholder if the Fund is notified within one year of the shareholder's death or disability;
     . Redemptions to effect a distribution (other than a lump sum distribution) from a qualified retirement plan under Section 401(a) of the Code or a plan operating consistent with Section 403(b) of the Code in connection with loan, hardship withdrawals, death, disability, retirement, change of employment, or an excess contribution; and
     . Required distributions from an IRA or other retirement account after the accountholder reaches the age of 70 1/2. For these purposes, the term disability shall have the meaning ascribed thereto in Section 72(m)(7) of the Code. Under that provision, a person is considered disabled if the person is unable to engage in any gainful substantial activity by reason of any medically determinable physical or mental impairment which can be expected to result in death or to be of long-continued and indefinite duration. Appropriate documentation satisfactory to the Fund is required to substantiate any shareholder death or disability.


RULE 12B-1 PLAN The Trust has adopted Rule 12b-1 plans under which the Fund pays the Distributor 0.25% of the average daily net assets of A Shares and 1.00% of the average daily net assets of C Shares for distribution services and the servicing of shareholder accounts. Because A Shares and C Shares pay these distribution fees on an ongoing basis, your investment cost over time may be higher than paying other types of sales charges. The Distributor may pay any fee received under the Rule 12b-1 plans to the Advisor or other financial institutions that provide distribution and shareholder services with respect to A Shares and C Shares.

EXCHANGE PRIVILEGES


You may exchange your shares of the Fund for shares of other mutual funds by telephone or in writing. For a list of funds available for exchange, you may call the transfer agent. If you exchange into a fund that has a sales charge, you will have to pay that fund's sales charge at the time of the exchange. Because exchanges are a sale and purchase of shares, they may have tax consequences.


In addition, if you exchange A Shares or C Shares within 180 days of purchase, you will be charged a redemption fee of 2.00% of the current NAV of shares redeemed or exchanged, subject to limited exceptions. See "Selling Shares - Redemption Fee" above for additional information. To calculate redemption fees, the Fund uses the FIFO method to determine the holding period. Under this method, the date of the exchange is compared with the earliest purchase date of shares held in the account. The Fund reserves the right to modify the terms of or terminate the exchange fee at any time.

REQUIREMENTS You may make exchanges only between identically registered accounts (name(s), address and taxpayer ID number). There is currently no limit on exchanges, but the Fund reserves the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the transfer agent takes reasonable measures to verify that the order is genuine.

                                 HOW TO EXCHANGE

BY MAIL
..    Prepare a written request including:
     .    Your name(s) and signature(s)
     .    Your account number
     .    The names of each fund (and class) you are exchanging
     .    The dollar amount or number of shares you want to sell (and exchange)
..    Open a new account and complete an account application if you are requesting different shareholder privileges
..    Obtain a signature guarantee, if required
..    Mail us your request and documentation

BY TELEPHONE
..    Call us with your request (unless you declined telephone redemption privileges on your account application)
..    Provide the following information:
     .    Your account number
     .    Exact name(s) in which account is registered
     .    Additional form of identification

TAX SHELTERED RETIREMENT PLANS

Since the Fund is oriented to longer-term investments, the Fund may be an appropriate investment medium for tax-sheltered retirement plans, including: individual retirement accounts ("IRAs"); simplified employee pensions ("SEPs"); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the transfer agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the Fund about the IRA custodial fees. Please consult with an attorney or tax advisor regarding these plans.

                                OTHER INFORMATION

DISTRIBUTIONS

The Fund declares distributions from net investment income and pays those distributions annually. Any net capital gain realized by the Fund will be distributed at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

The Fund operates in a manner such that it will not be liable for Federal income or excise taxes.

You will generally be taxed on the Fund's distributions, regardless of whether you reinvest them or receive them in cash. The Fund's distributions of net investment income (including short-term capital gain) are taxable to you as ordinary income. The Fund's distributions of long-term capital gain if any, are taxable to you as long-term capital gain, regardless of how long you have held your shares. Generally, the Fund's distributions will consist primarily of long-term capital gain. Distributions may also be subject to state and local taxes.

A portion of the Fund's distributions may be treated as "qualified dividend income," taxable to non-corporate U.S. shareholders at a maximum Federal income tax rate of 15% (5% for non-corporate U.S. shareholders in lower tax brackets) through 2008. A distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that holding period and other requirements are met by the Fund and the shareholder.

All distributions reduce the NAV of the Fund's shares by the amount of the distribution. If you purchase shares prior to these distributions, you are taxed on the distribution even though the distribution represents a return of your investment.

The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes. You will recognize a gain or loss on such transactions equal to the difference, if any, between the amount of your net sales proceeds and your tax basis in the Fund shares. Such gain or loss will be capital gain or loss if you held your Fund shares as capital assets. Any capital gain or loss will be treated as long-term capital gain or loss if you held the Fund shares for more than one year at the time of the sale or exchange.

The Fund may be required to withhold Federal income tax at the Federal backup withholding rate on all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Rather, any amounts withheld may be credited against your Federal income tax liability.

The Fund will mail you reports containing information about the income tax status of distributions paid during the year after December 31 of each year. For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

ORGANIZATION

The Trust is a Delaware statutory trust. The Fund does not expect to hold shareholders' meetings unless required by Federal or Delaware law. Shareholders of each series of the Trust are entitled to vote at shareholders' meetings unless a matter relates only to specific series (such as approval of an advisory agreement for the Fund). From time to time, large shareholders may control the Fund or the Trust.

                              FINANCIAL HIGHLIGHTS


The following table is intended to help you better understand the Fund's financial performance for the past 5 years. Data presented is for the Fund's Investor Shares because the Fund's A Shares and C Shares had not commenced operations prior to June 30, 2005. The financial information for periods before December 10, 2004 is that of the Predecessor Fund. Certain information reflects financial results for a single Fund share. Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. Financial information for the year ended June 30, 2005 has been audited by Deloitte & Touche LLP ("Deloitte"). The Fund's financial information for the other fiscal years was audited by other independent registered public accounting firms. The Fund's financial statements and the report of Deloitte are included in the Fund's annual report dated June 30, 2005, which is available upon request, without charge.


                                                             YEAR ENDED JUNE 30,
                                         2005          2004          2003       2002       2001
SELECTED DATA FOR A SINGLE SHARE
BEGINNING NET ASSET VALUE PER SHARE    $  13.74     $   11.68     $   11.33   $  11.43   $   9.99
                                       --------     ---------     ---------   --------   --------
Investment Operations

   Net investment income (loss)            0.15(a)       0.13(a)       0.20       0.08       0.17
   Net realized and unrealized gain
      (loss) on investments                1.08          2.10          0.42      (0.07)      1.43
                                       --------     ---------     ---------   --------   --------
Total from Investment Operations           1.23          2.23          0.62       0.01       1.60
                                       --------     ---------     ---------   --------   --------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income                  (0.08)        (0.17)        (0.10)     (0.09)     (0.13)
   Net realized gain on investments       (0.25)            -         (0.17)     (0.02)     (0.03)
                                       --------     ---------     ---------   --------   --------
Total Distributions to Shareholders       (0.33)        (0.17)        (0.27)     (0.11)     (0.16)
                                       --------     ---------     ---------   --------   --------
REDEMPTION FEE (A)                          -(b)            -             -          -          -
                                       ========     =========     =========   ========   ========
ENDING NET ASSET VALUE PER SHARE       $  14.64     $   13.74     $   11.68   $  11.33   $  11.43
                                       ========     =========     =========   ========   ========
TOTAL RETURN                               9.01%        19.17%         5.72%      0.07%     16.11%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period            $ 96,395     $  63,885     $  25,141   $ 16,638   $  7,084
   (000's omitted)
Ratios to Average Net Assets
  Net investment income                    1.09%         0.97%         1.89%      0.73%      1.56%
  Net expenses                             1.35%         1.35%         1.35%      1.35%      1.35%
  Gross expenses (c)                       1.35%         1.35%         1.36%      1.37%      1.41%
PORTFOLIO TURNOVER RATE                      28%           18%           37%        56%        41%

(a)  Calculated based on average shares outstanding during the period.
(b)  Less than $0.01 per share.
(c) The ratio of gross expenses to average net assets reflects the expense ratio excluding any waivers and/or reimbursements.

                                AUXIER FOCUS FUND

                              FOR MORE INFORMATION

                           ANNUAL/SEMI-ANNUAL REPORTS
             Additional information about the Fund's investments is
       available in the Fund's annual/semi-annual reports to shareholders.
                  In the Fund's annual report, you will find a
               discussion of the market conditions and investment
                   strategies that significantly affected the
                    Fund's performance during its last fiscal
                                      year.

                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                         The SAI provides more detailed
                        information about the Fund and is
                       incorporated by reference into, and
                       thus is a part of, this Prospectus.

                               CONTACTING THE FUND
            You can get free copies of the Fund's annual/semi-annual
               reports and the SAI, request other information and
             discuss your questions about the Fund by contacting the
                                    Fund at:

                                Auxier Focus Fund
                                  P.O. Box 446
                              Portland, Maine 04112

                           (877) 328-9437 (Toll Free)

     The prospectus, SAI and annual reports are made available on the Fund's website at www.auxierasset.com. The semi-annual reports are not posted because only the Fund's most frequently requested literature is made available.

                 SECURITIES AND EXCHANGE COMMISSION INFORMATION
    You can also review the Fund's annual/semi-annual reports and the SAI at the Public Reference Room of the Securities and Exchange Commission ("SEC"). The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. You can get copies of this
               information, for a fee, by e-mailing or writing to:

                              Public Reference Room
                       Securities and Exchange Commission
                           Washington, D.C. 20549-0102
                       E-mail address: publicinfo@sec.gov

                    Fund information, including copies of the
              annual/semi-annual reports and the SAI, is available
                      on the SEC's website at www.sec.gov.

                    Investment Company Act File No. 811-3023

--------------------------------------------------------------------------------

                                        [LOGO]
                                                       DFDENT
                                                       PREMIER
                                                     GROWTH FUND

--------------------------------------------------------------------------------
                                                     PROSPECTUS

                                                  NOVEMBER 1, 2005






 THE SECURITIES AND EXCHANGE            DF DENT PREMIER GROWTH FUND seeks
 COMMISSION HAS NOT APPROVED OR         long-term capital appreciation by
 DISAPPROVED THE FUND'S SHARES OR       investing primarily in equity
 DETERMINED WHETHER THIS PROSPECTUS IS  securities of domestic companies. You
 ACCURATE OR COMPLETE. ANY              may pur-chase Fund shares without a
 REPRESENTATION TO THE CONTRARY IS A    sales charge and the Fund does not
 CRIMINAL OFFENSE.                      incur Rule 12b-1 (distribution) fees.
--------------------------------------------------------------------------------

                                        [LOGO]
                                                       DFDENT
                                                  AND COMPANY, INC.
                                                 INVESTMENT COUNSEL
                                                  2 PORTLAND SQUARE
                                                PORTLAND, MAINE 04101
                                             (866) 2DF-DENT (TOLL FREE)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
[LOGO]
 DFDENT
 PREMIER GROWTH FUND
--------------------------------------------------------------------------------


TABLE OF CONTENTS

               RISK/RETURN SUMMARY                             2

                      Investment Objective                     2

                      Principal Investment Strategies          2

                      Principal Investment Risks               3

                      Who May Want to Invest in the Fund       5

               PERFORMANCE                                     5

               FEE TABLE                                       7

               MANAGEMENT                                      7

               YOUR ACCOUNT                                   10

                      How to Contact the Fund                 10

                      General Information                     10

                      Buying Shares                           12

                      Selling Shares                          17

                      Exchange Privileges                     19

                      Retirement Accounts                     20

               OTHER INFORMATION                              21

               FINANCIAL HIGHLIGHTS                           23

--------------------------------------------------------------------------------
[LOGO]
DFDENT
PREMIER GROWTH FUND
--------------------------------------------------------------------------------


RISK/RETURN SUMMARY
[CALLOUT BOX

 CONCEPTS TO UNDERSTAND

 COMMON STOCK MEANS AN EQUITY OR OWNERSHIP INTEREST IN A COMPANY.

 EQUITY SECURITY MEANS A SECURITY SUCH AS A COMMON STOCK, PREFERRED STOCK, OR CONVERTIBLE SECURITY THAT REPRESENTS AN OWNERSHIP INTEREST IN A COMPANY.

 DEBT SECURITY MEANS A SECURITY SUCH AS A BOND OR NOTE THAT OBLIGATES THE ISSUER TO PAY THE SECURITY OWNER A SPECIFIED SUM OF MONEY (INTEREST) AT SET INTERVALS AS WELL AS TO REPAY THE PRINCIPAL AMOUNT OF THE SECURITY AT ITS MATURITY.

 PREFERRED STOCK MEANS A CLASS OF STOCK HAVING A PREFERENCE OVER COMMON STOCK AS TO THE PAYMENT OF DIVIDENDS AND THE RECOVERY OF INVESTMENT SHOULD A COMPANY BE LIQUIDATED, ALTHOUGH PREFERRED STOCK IS USUALLY JUNIOR TO THE DEBT SECURITIES OF THE ISSUER. PREFERRED STOCK TYPICALLY DOES NOT POSSESS VOTING RIGHTS AND ITS MARKET VALUE MAY CHANGE BASED ON CHANGES IN INTEREST RATES.

 CONVERTIBLE SECURITY MEANS DEBT SECURITIES, PREFERRED STOCK OR OTHER SECURITIES THAT MAY BE CONVERTED INTO OR EXCHANGED FOR A GIVEN AMOUNT OF COMMON STOCK OF THE SAME OR A DIFFERENT ISSUER DURING A SPECIFIED PERIOD AND AT A SPECIFIED PRICE IN THE FUTURE. A CONVERTIBLE SECURITY ENTITLES THE HOLDER TO RECEIVE INTEREST ON DEBT OR THE DIVIDEND ON PREFERRED STOCK UNTIL THE CONVERTIBLE SECURITY MATURES OR IS REDEEMED, CONVERTED OR EXCHANGED. CONVERTIBLE SECURITIES RANK SENIOR TO COMMON STOCK IN A COMPANY'S CAPITAL STRUCTURE BUT ARE USUALLY SUBORDINATE TO COMPARABLE NONCONVERTIBLE SECURITIES.

 MARKET CAPITALIZATION MEANS THE VALUE OF A COMPANY'S COMMON STOCK IN THE STOCK MARKET.]

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in equity securities of domestic companies that possess superior long-term growth characteristics and that have strong, sustainable earnings prospects and reasonably valued stock prices. The Fund may also invest in companies that do not have particularly strong earnings histories but do have other attributes that may contribute to accelerated growth in the foreseeable future. The Fund primarily invests in medium and large size domestic companies. The Fund's investment strategy also permits the Fund to invest in small size companies that typically have market capitalizations under $1.5 billion. If the Fund is not invested primarily in medium and large size domestic companies, due to, among other things, changes in the market capitalization of those companies in the Fund's portfolio, the Fund will limit new investments to medium and large size domestic companies. Medium size companies typically have market capitalizations in the range of $1.5 billion to $7 billion. Large companies typically have market capitalizations greater than $7 billion.

The Fund's investment adviser, D.F. Dent and Company, Inc. (the "Adviser"), relies on selecting individual stocks and does not try to predict when the stock market may rise or fall. The Adviser uses in-house research and other sources to conduct analyses of prospective Fund investments.

THE ADVISER'S PROCESSES -- PURCHASING PORTFOLIO SECURITIES The Adviser's process begins with an economic analysis of prospective Fund investments across a range of industries. Strong financial characteristics such as a high return on equity, good profit margins and a strong balance sheet are more important than the absolute size of the company. Emphasis is placed upon companies that have demonstrated the ability to report earnings growth on a consistent basis in varied economic environments. The Adviser then uses fundamental research to identify companies that it believes:

..  Have excellent management teams with proven execution skills

--------------------------------------------------------------------------------
[LOGO]
DFDENT
 PREMIER GROWTH FUND
--------------------------------------------------------------------------------


..  Maintain a market leadership position in an industry niche

..  Deliver on a consistent basis in varied environments

..  Have sustainable growth prospects

The Adviser plans to hold investments long term if they continue to satisfy the Fund's investment criteria.

THE ADVISER'S PROCESSES -- SELLING PORTFOLIO SECURITIES The Adviser monitors the companies in the Fund's portfolio to determine if there have been any fundamental changes in the companies. The Adviser may sell a stock if:

..  It subsequently fails to meet the Adviser's initial investment criteria

.. It becomes overvalued relative to the long-term expectation for the stock price

.. Changes in economic conditions or industry fundamentals affect the company's financial outlook

The Adviser may also change the weighting in a stock if it becomes an excessively large position within the Fund due to appreciation.

TEMPORARY DEFENSIVE POSITION In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position by reducing equities and/or increasing investments in short-term fixed income securities. The Fund may also invest without limit in cash and prime quality cash equivalents such as prime commercial paper and other money market instruments. During such times, the Fund may not be pursuing its investment objective.

PRINCIPAL INVESTMENT RISKS

GENERAL RISKS An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The Fund's net asset value and total return will fluctuate based upon changes in the value of its portfolio securities due to stock market fluctuations. The market value of securities in which the Fund invests is based on the market's perception of value and is not necessarily an objective measure of the securities' value. There is no assurance that the Fund will achieve its investment objective. An investment in the Fund is not by itself a complete and balanced investment program. Investing in equity securities with different capitalizations may, however, be important for investors seeking a diversified portfolio, particularly long-term investors able to tolerate short-term fluctuations in the value of their investments.

You could lose money on your investment in the Fund, or the Fund could underperform other investments, if any of the following occur:

.. The stock market does not recognize the growth potential or value of the stocks in the Fund's portfolio

--------------------------------------------------------------------------------
[LOGO]
DFDENT
 PREMIER GROWTH FUND
--------------------------------------------------------------------------------


..  Investor demand for growth stocks declines

.. There is a deceleration in the expected growth rate of the companies in which the Fund invests

.. The Adviser's judgment as to the growth potential or value of a stock proves to be wrong

..  The stock market goes down

SPECIFIC RISKS OF MEDIUM SIZE COMPANIES Because investing in medium size companies can have more risk than investing in larger, more established companies, an investment in the Fund may have the following additional risks:

.. Analysts and other investors typically follow these companies less actively and, therefore, information about these companies is not always readily available

.. Securities of many medium size companies may be traded in the over-the-counter markets or on regional securities exchanges potentially making them thinly traded, less liquid and their prices more volatile than the prices of the securities of larger companies

.. Changes in the value of medium size company stocks may not mirror the fluctuation of the general market

.. More limited product lines, markets and financial resources make these companies more susceptible to economic or market setbacks

For these and other reasons, the prices of securities of medium size companies can fluctuate more significantly than the securities of larger companies. The smaller the company, the greater effect these risks may have on that company's operations and performance. As a result, an investment in the Fund may exhibit a higher degree of volatility than the general domestic securities market.

SPECIFIC RISKS OF SMALL SIZE COMPANIES Because investing in small companies can have more risk than investing in larger, more established companies, an investment in the Fund may have the following additional risks:

.. The securities of smaller companies are traded in lower volume and may be less liquid than securities of larger, more established companies

.. Smaller companies are more likely to experience changes in earnings and growth prospects than larger more established companies, which could have a significant impact on the price of the security

.. The value of the securities may depend on the success of products or technologies that are in a relatively early stage of development and that may not have been tested

.. More limited product lines, markets and financial resources make these companies more susceptible to economic and market setbacks

.. At certain times, the stock market may not favor the smaller growth securities in which the Fund invests. During this time, it would be expected that the Fund could underperform other Funds with different investment strategies

--------------------------------------------------------------------------------
[LOGO]
DFDENT
 PREMIER GROWTH FUND
--------------------------------------------------------------------------------


For these and other reasons, the prices of small capitalization securities can fluctuate more significantly than the securities of larger companies. The smaller the company, the greater effect these risks may have on that company's operations and performance. As a result, an investment in the Fund may exhibit a higher degree of volatility than the general domestic securities market.

WHO MAY WANT TO INVEST IN THE FUND

The Fund may be appropriate for you if you:

..  Are willing to tolerate significant changes in the value of your investment

..  Are pursuing a long-term goal, and

..  Are willing to accept higher short-term risk

The Fund may NOT be appropriate for you if you:

.. Want an investment that pursues market trends or focuses only on particular sectors or industries

..  Need regular income or stability of principal, or

..  Are pursuing a short-term goal or investing emergency reserves

PERFORMANCE

The following chart and table illustrate the variability of the Fund's returns. The chart and the table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's returns compare to a broad measure of market performance.

PERFORMANCE INFORMATION (BEFORE AND AFTER TAXES) REPRESENTS ONLY PAST PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

The following chart shows the annual total return for each full calendar year that the Fund has operated.

                                    [CHART]

                             Year Ended December 31,

                   2002              2003             2004
                   ----              ----             ----
                  -22.32%           33.98%           17.88%

  The calendar year-to-date total return as of September 30, 2005 was 8.13%.

--------------------------------------------------------------------------------
[LOGO]
DFDENT
 PREMIER GROWTH FUND
--------------------------------------------------------------------------------


During the periods shown in the chart, the highest quarterly return was 17.76% (for the quarter ended June 30, 2003) and the lowest quarterly return was -13.00% (for the quarter ended September 30, 2002).

The following table compares the Fund's average annual total return, average annual total return after taxes on distributions and average annual total return after taxes on distributions and sale of Fund shares as of December 31, 2004 to the S&P 500 Index.

                                                                SINCE INCEPTION
                                                         1 YEAR  (07/16/2001)
 Return Before Taxes                                     17.88%      7.68%
 Return After Taxes on Distributions                     17.88%      7.68%
 Return After Taxes on Distributions and Sale of Fund
   Shares                                                11.62%      6.62%
 ------------------------------------------------------------------------------
 S&P 500 Index                                           10.88%      1.92%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The return after taxes may exceed the Fund's other returns before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

The S&P 500 Index is the Fund's benchmark index and is a market index of common stocks. The S&P 500 Index is unmanaged and reflects reinvestment of all dividends paid by the stocks included in the index. Unlike the performance figures of the Fund, the S&P 500 Index's performance does not reflect the effect of expenses.

--------------------------------------------------------------------------------
[LOGO]
DFDENT
 PREMIER GROWTH FUND
--------------------------------------------------------------------------------


FEE TABLE

The following table describes the various fees and expenses that you will pay if you invest in the Fund. The Fund does not have any shareholder fees that are fees paid directly from your investment. Operating expenses, which include fees of the Adviser are paid out of Fund assets and are factored into the Fund's share price rather than charged directly to shareholder accounts.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND
  ASSETS) /(1)/
Management Fees                                                           1.00%
Other Expenses                                                            0.71%

Distribution (12b-1) and/or Services Fees                                  None
TOTAL ANNUAL FUND OPERATING EXPENSES                                      1.71%
Fee Waiver and Expense Reimbursement /(2)/                                0.46%

NET EXPENSES                                                              1.25%

/(1)/ Based on amounts for the Fund's fiscal year ended June 30, 2005.
/(2)/ The Adviser has contractually agreed to waive a portion of its fees and reimburse certain expenses through October 31, 2006.

EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund and then redeem all of your shares at the end of the period. The example also assumes that your investment has a 5% annual return, that the Fund's Total Annual Fund Operating Expenses and Net Expenses remain as stated in the table above, and that distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                     1 YEAR /(1)/ 3 YEARS 5 YEARS 10 YEARS
                        $127       $494    $885    $1,981

/(1)/ The costs for 1 year take into account contractual fee waivers and expense reimbursements.

MANAGEMENT

The Fund is a series of Forum Funds (the "Trust"), an open-end, management investment company (mutual fund). The business of the Trust and the Fund is managed under the oversight of the Board of Trustees (the "Board"). The Board formulates the general policies of the Fund and meets periodically to

--------------------------------------------------------------------------------
[LOGO]
DFDENT
 PREMIER GROWTH FUND
--------------------------------------------------------------------------------

review the Fund's performance, monitor investment activities and practices and discuss other matters affecting the Fund. Additional information regarding the Board, as well as the Trust's executive officers, may be found in the Statement of Additional Information ("SAI").

THE ADVISER

The Adviser is D.F. Dent and Company, Inc., 2 East Read Street, Baltimore, Maryland 21202. The Adviser is currently a privately owned corporation controlled by Daniel F. Dent. The Adviser has provided investment advisory and management services to clients since 1976. The Fund is the first mutual fund for which the Adviser has provided investment advisory services. As of September 30, 2005, the Adviser and its affiliates had approximately $2.2 billion of assets under management.

Subject to the general oversight of the Board, the Adviser makes investment decisions for the Fund. The Adviser receives an annual advisory fee of 1.00% of the average daily net assets of the Fund. The Adviser has contractually agreed to waive a portion of its fee and reimburse certain expenses so that total annual operating expenses do not exceed 1.25% of the Fund's average daily net assets through October 31, 2006. As a result, the Adviser actually received 0.54% of the Fund's average daily assets for the fiscal year ended June 30, 2005.

A discussion summarizing the basis on which the Board most recently approved the Investment Advisory Agreement between the Trust and the Adviser with respect to the Fund will be included in the Fund's semi-annual report for the six months ended December 31, 2005 and is available in the SAI.

PORTFOLIO MANAGER

DANIEL F. DENT, Founder and President of the Adviser since 1976, is primarily responsible for the day-to-day management of the Fund. Mr. Dent has more than 30 years of experience in the investment industry. While Mr. Dent is primarily responsible for the day-to-day management of the Fund, he consults with members of the Adviser's senior management team including Linda McCleary, Thomas O'Neil, Jr., Michael Morrill, Matthew Dent and Gary Mitchell.

The Fund's SAI provides additional information about the Portfolio Manager's compensation, other accounts managed by the Portfolio Manager and the Portfolio Manager's ownership of securities in the Fund.

OTHER SERVICE PROVIDERS

Citigroup Fund Services, LLC ( "Citigroup"), provides certain administration, portfolio accounting and transfer agency services to the Fund.

Foreside Fund Services, LLC, the Trust's principal underwriter (the "Distributor") acts as the Trust's Distributor in connection with the offering of Fund shares. The Distributor may enter into arrangements with

--------------------------------------------------------------------------------
[LOGO]
DFDENT
 PREMIER GROWTH FUND
--------------------------------------------------------------------------------

banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares. The Distributor is not affiliated with the Adviser or with Citigroup or its affiliated companies.

FUND EXPENSES

The Fund pays for its expenses out of its own assets. The Fund's expenses are comprised of its own expenses as well as Trust expenses that are allocated among the Fund and the other funds of the Trust. The Adviser or other service providers may waive all or any portion of their fees and reimburse certain expenses of the Fund. Any fee waiver or expense reimbursement increases investment performance of the Fund for the period during which the waiver or reimbursement is in effect and may not be recouped at a later date.

The Adviser has contractually agreed to waive a portion of its fees in order to limit total operating expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) to 1.25% of the Fund's average daily net assets through October 31, 2006.

--------------------------------------------------------------------------------
[LOGO]
DFDENT
 PREMIER GROWTH FUND
--------------------------------------------------------------------------------

YOUR ACCOUNT


 HOW TO CONTACT THE FUND

 WRITE TO US AT:
  DF Dent Premier Growth Fund
  P.O. Box 446
  Portland, Maine 04112
 OVERNIGHT ADDRESS:
  DF Dent Premier Growth Fund
  Two Portland Square
  Portland, Maine 04101
 TELEPHONE US AT:
  (866) 2DF-DENT (toll free) or
  (866) 233-3368
 E-MAIL US AT:
  dfdent@citigroup.com
 WIRE INVESTMENTS (OR ACH PAYMENTS) TO:
  Citibank, N.A.
  New York, New York
  ABA #021000089
 FOR CREDIT TO:
  Citigroup Fund Services, LLC
  Account # 30576692
  DF Dent Premier Growth Fund
  (Your Name)
  (Your Account Number)

GENERAL INFORMATION

You may purchase or sell (redeem) the Fund's shares on each weekday that the New York Stock Exchange is open. Under unusual circumstances, the Fund may accept and process orders when the New York Stock Exchange is closed if deemed appropriate by the Trust's officers.

You may purchase or sell (redeem) Fund's shares at the net asset value of a share ("NAV") next calculated after the transfer agent receives your request in proper form (as described in this Prospectus on pages 12 through 20). For instance, if the transfer agent receives your purchase request in proper form after 4:00 p.m., Eastern Time, your transaction will be priced at the next business day's NAV. The Fund cannot accept orders that request a particular day or price for the transaction or any other special conditions.

The Fund does not issue share certificates.

If you purchase shares directly from the Fund, you will receive quarterly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations.


The Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege, including systematic investments and withdrawals, wire redemption privileges and exchange privileges.

WHEN AND HOW NAV IS DETERMINED The Fund calculates its NAV as of the close of the New York Stock Exchange (normally 4:00 p.m., Eastern Time) on each weekday except days when the New York Stock Exchange is closed. Under unusual circumstances, the Fund may accept and process orders when the New York Stock Exchange is closed if deemed appropriate by the Trust's officers. The time at which NAV is calculated may change in case of an emergency.

The Fund's NAV is determined by taking the market value of the Fund's total assets, subtracting the Fund's liabilities and then dividing the result (net assets) by the number of shares outstanding of the Fund.

The Fund values securities for which market quotations are readily available at current market value other than certain short-term securities which are valued at amortized cost. Exchange traded securities for which

--------------------------------------------------------------------------------
[LOGO]
DFDENT
 PREMIER GROWTH FUND
--------------------------------------------------------------------------------

market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on the Fund business day. In the absence of sales, such securities are valued at the mean of the last bid and asked price. Non-exchange traded securities for which quotations are readily available are generally valued at the mean between the current bid and asked price. Fixed income securities may be valued at prices supplied by the Fund's pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.

The Fund values securities at fair value pursuant to procedures adopted by the Board if market quotations are not readily available or the Adviser believes the prices or values available are unreliable. Market quotations may not be readily available or may be unreliable if, among other things, (1) the exchange on which the Fund's security is principally traded closes early; (2) trading in a portfolio security was halted during the day and did not resume prior to the time as of which the Fund calculates its NAV, or (3) events occur after the close of the securities markets on which the Fund's portfolio securities primarily trade but before the time as of which the Fund calculates its NAV.

The Fund's investment in securities of smaller companies is more likely to require a fair value determination because they are more thinly traded and less liquid than securities of larger companies.

Fair valuation is based on subjective factors and as a result, the fair value price of a security may differ from the security's market price and may not be the price at which the security may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

TRANSACTIONS THROUGH THIRD PARTIES If you invest through a broker or other financial institution, the policies and fees charged by that institution may be different than those of the Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions may also provide you with certain shareholder services such as periodic account statements and trade confirmations summarizing your investment activity. Consult a representative of your financial institution for more information.

The Adviser may enter into arrangements with financial institutions whereby the Adviser agrees to pay a financial institution for inclusion of the Fund on the financial institution's mutual fund "supermarket" platform.

ANTI-MONEY LAUNDERING PROGRAM Customer identification and verification are part of the Fund's overall obligation to deter money laundering under Federal law. The Trust has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right, to the extent permitted by law, to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or
(iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or

--------------------------------------------------------------------------------
[LOGO]
DFDENT
 PREMIER GROWTH FUND
--------------------------------------------------------------------------------

illegal activity. These actions will be taken when, at the sole discretion of Trust management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

DISCLOSURE OF PORTFOLIO HOLDINGS A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the SAI.

BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be made by check, ACH or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. In the absence of the granting of an exception consistent with the Trust's anti-money laundering procedures, the Fund does not accept purchases made by credit card check, starter check, cash or cash equivalents (for instance, you may not pay by money order, cashier's check, bank draft or traveler's check).

   CHECKS For individual, sole proprietorship, joint, Uniform Gift to Minors Act ("UGMA") or Uniform Transfer to Minors Act ("UTMA") accounts, the check must be made payable to "DF Dent Premier Growth Fund" or to one or more owners of the account and endorsed to "DF Dent Premier Growth Fund." For all other accounts, the check must be made payable on its face to "DF Dent Premier Growth Fund." A $20 charge may be imposed on any returned checks.

   ACH Refers to the "Automated Clearing House" system maintained by the Federal Reserve Bank, which allows financial institutions to process checks, transfer funds and perform other tasks. Your financial institution may charge you a fee for this service.

   WIRES Instruct your U.S. financial institution with whom you have an account to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

MINIMUM INVESTMENTS The Fund accepts investments in the following minimum amounts:

                                              MINIMUM INITIAL MINIMUM ADDITIONAL
                                                INVESTMENT        INVESTMENT
Standard Accounts                                $100,000           $2,000
Traditional and Roth IRA Accounts                $100,000           $1,000
Accounts with Systematic Investment Plans        $100,000           $1,000

--------------------------------------------------------------------------------
[LOGO]
DFDENT
 PREMIER GROWTH FUND
--------------------------------------------------------------------------------


ACCOUNT REQUIREMENTS

                 TYPE OF ACCOUNT                                      REQUIREMENT
INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS .  Instructions must be signed by all persons
Individual accounts are owned by one person, as       required to sign exactly as their names appear
are sole proprietorship accounts. Joint accounts      on the account
have two or more owners (tenants)
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)         .  Depending on state laws, you can set up a
These custodial accounts provide a way to give        custodial account under UGMA or UTMA
money to a child and obtain tax benefits           .  The custodian must sign instructions in a
                                                      manner indicating custodial capacity
CORPORATIONS/OTHER                                 .  Submit a certified copy of its articles of
                                                      incorporation (a government-issued business
                                                      license or other document that reflects the
                                                      existence of the entity) and corporate
                                                      resolution or secretary's certificate
TRUSTS                                             .  The trust must be established before an
                                                      account can be opened
                                                   .  Provide the first and signature pages from the
                                                      trust documents identifying the trustees

ACCOUNT APPLICATION AND CUSTOMER IDENTITY VERIFICATION To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, the Fund will ask for your name, address, date of birth, social security number, and other information or documents that will allow us to identify you. If you do not supply the required information, the Fund will attempt to contact you or, if applicable, your broker. If the Fund cannot obtain the required information within a timeframe established in our sole discretion, your application will be rejected.

When your application is in proper form and includes all required information, your application will normally be accepted and your order will be processed at the NAV next calculated after receipt of your application in proper form. If your application is accepted, the Fund will then attempt to verify your identity using the information you have supplied and other information about you that is available from third parties, including information available in public and private databases such as consumer reports from credit reporting agencies.

--------------------------------------------------------------------------------
[LOGO]
DFDENT
 PREMIER GROWTH FUND
--------------------------------------------------------------------------------


The Fund will try to verify your identity within a timeframe established in our sole discretion. If the Fund cannot do so, the Fund reserves the right to redeem your investment at the NAV next calculated after the Fund decides to close your account and to remit the proceeds to you via check, but only if your original check clears the bank. If your account is closed, you may be subject to a gain or loss on Fund shares and will be subject to any related taxes.

The Fund may reject your application under the Trust's Anti-Money Laundering Program. Under this program your money may not be returned to you if your account is closed at the request of governmental or law enforcement authorities.

LIMITATIONS ON FREQUENT PURCHASES The Board has adopted polices and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. It is the Fund's policy to discourage short-term trading. Frequent trading in the Fund such as trades seeking short-term profits from market momentum and other timing strategies may interfere with the management of the Fund's portfolio and result in increased administrative and brokerage costs and a potential dilution in the value of Fund shares. As money is moved in and out, the Fund may incur expenses buying and selling portfolio securities and these expenses are borne by Fund shareholders.

Focus is placed on identifying redemption transactions which may be harmful to the Fund or its shareholders if they are frequent. These transactions are analyzed for offsetting purchases within a pre-determined period of time. If frequent trading trends are detected, an appropriate course of action is taken. The Fund reserves the right to cancel (within one business day), restrict, or reject without any prior notice, any purchase or exchange order, including transactions representing excessive trading, transactions that may be disruptive to the management of the Fund's portfolio, and purchase orders not accompanied by payment.

Because the Fund receives purchase and sale orders through financial intermediaries that use omnibus or retirement accounts, the Fund cannot always detect frequent purchases and redemptions. As a consequence, the Fund's ability to monitor and discourage abusive trading practices in such accounts may be limited.

The investment in securities of smaller companies may make the Fund more susceptible to market timing as shareholders may try to capitalize on the market volatilities of such securities and the effect of the volatilities on the value of Fund shares.

The Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or its operations.

--------------------------------------------------------------------------------
[LOGO]
DFDENT
 PREMIER GROWTH FUND
--------------------------------------------------------------------------------


INVESTMENT PROCEDURES

             HOW TO OPEN AN ACCOUNT                           HOW TO ADD TO YOUR ACCOUNT
BY CHECK                                           BY CHECK
..  Call or write us for an account application     .  Fill out an investment slip from a
..  Complete the application (and other required       confirmation or write us a letter
   documents)                                      .  Write your account number on your check
..  Mail us your application (and other required    .  Mail us the slip (or your letter) and the check
   documents) and a check
BY WIRE                                            BY WIRE
..  Call or write us for an account application     .  Call to notify us of your incoming wire
..  Complete the application (and other required    .  Instruct your financial institution to wire
   documents)                                         your money to us
..  Call us to fax the completed application (and
   other required documents) and we will assign
   you an account number
..  Mail us your original application (and other
   required documents)
..  Instruct your financial institution to wire
   your money to us
BY ACH PAYMENT                                     BY SYSTEMATIC INVESTMENT
..  Call or write us for an account application     .  Complete the systematic investment section of
..  Complete the application (and other required       the application
   documents)                                      .  Attach a voided check to your application
..  Call us to fax the completed application (and   .  Mail us the completed application and voided
   other required documents) and we will assign       check
   you an account number                           .  We will electronically debit your purchase
..  Mail us your original application (and other       proceeds from the financial institution
   required documents)                                account identified on your account application
..  We will electronically debit your purchase
   proceeds from the financial institution
   account identified on your account application

SYSTEMATIC INVESTMENTS You may invest a specified amount of money in the Fund once or twice a month on specified dates. These payments are taken from your bank account by ACH payment. Systematic investments must be for at least $1,000.

--------------------------------------------------------------------------------
[LOGO]
DFDENT
 PREMIER GROWTH FUND
--------------------------------------------------------------------------------


CANCELED OR FAILED PAYMENTS The Fund accepts checks and ACH transfers at full value subject to collection. If the Fund does not receive your payment for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the Fund or the transfer agent, and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the transfer agent) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase or exchange due to nonpayment.

--------------------------------------------------------------------------------
[LOGO]
DFDENT
 PREMIER GROWTH FUND
--------------------------------------------------------------------------------


SELLING SHARES

The Fund processes redemption orders promptly. Under normal circumstances, the Fund will send redemption proceeds to you within a week. If the Fund has not yet collected payment for the shares you are selling, it may delay sending redemption proceeds until such payment is received, which may be up to 15 calendar days.

                                 HOW TO SELL SHARES FROM YOUR ACCOUNT
BY MAIL
.. Prepare a written request including:
  . Your name(s) and signature(s)
  . Your account number
  . The Fund name
  . The dollar amount or number of shares you want to sell
  . How and where to send the redemption proceeds
.. Obtain a signature guarantee (if required)
.. Obtain other documentation (if required)
.. Mail us your request and documentation

BY WIRE
.. Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemption privileges on your account application
.. Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR
.. Mail us your request (See "By Mail")

BY TELEPHONE
.. Call us with your request (unless you declined telephone redemption privileges on your account application)
.. Provide the following information:
  . Your account number
  . Exact name(s) in which the account is registered
  . Additional form of identification
.. Redemption proceeds will be:
  . Mailed to you OR
  . Wired to you (unless you declined wire redemption privileges on your account application) (See
    "By Wire")

SYSTEMATICALLY
.. Complete the systematic withdrawal section of the application
.. Attach a voided check to your application
.. Mail us your completed application
.. Redemption proceeds will be electronically credited to your account at the financial institution identified on your account application

--------------------------------------------------------------------------------
[LOGO]
DFDENT
 PREMIER GROWTH FUND
--------------------------------------------------------------------------------


WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000.

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

SYSTEMATIC WITHDRAWALS You may redeem a specified amount of money from your account once a month on a specified date. These payments are sent from your account to a designated bank account by ACH payment. Systematic withdrawals must be for at least $500.

SIGNATURE GUARANTEE REQUIREMENTS To protect you and the Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain a signature guarantee from most banking institutions or securities brokers, but not from a notary public. The transfer agent will need written instructions signed by all registered shareholders, with a signature guarantee for each shareholder, for any of the following:

..  Written requests to redeem $100,000 or more

..  Changes to a shareholder's record name

.. Redemptions from an account for which the address or account registration has changed within the last 30 days

.. Sending redemption and distribution proceeds to any person, address or financial institution account not on record

.. Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from your account

.. Adding or changing ACH or wire instructions, telephone redemption or exchange options, or any other election in connection with your account

The transfer agent reserves the right to require signature guarantees on all redemptions.

SMALL ACCOUNTS If the value of your account falls below $25,000 ($10,000 for IRAs), the Fund may ask you to increase your balance. If the account value is still below $25,000 ($10,000 for IRAs) after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account's market value.

REDEMPTIONS IN KIND The Fund reserves the right to pay redemption proceeds in portfolio securities rather than in cash. These redemptions "in kind" usually occur if the amount to be redeemed is large enough to affect the Fund's operations (for example, if it represents more than 1% of the Fund's assets).

--------------------------------------------------------------------------------
[LOGO]
DFDENT
 PREMIER GROWTH FUND
--------------------------------------------------------------------------------


LOST ACCOUNTS The transfer agent will consider your account "lost" if correspondence to your address of record is returned as undeliverable on two or more occasions, unless the transfer agent determines your new address. When an account is "lost," all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding checks (unpaid for six months or more) or checks that have been returned to the transfer agent will be reinvested at the then-current NAV and the checks will be canceled.

EXCHANGE PRIVILEGES


You may exchange your shares of the Fund for shares of other mutual funds by telephone or in writing. For a list of funds available for exchange, you may call the transfer agent. If you exchange into a fund that has a sales charge, you will have to pay that fund's sales charge at the time of the exchange. Because exchanges are a sale and purchase of shares, they may have tax consequences. The Fund reserves the right to refuse any exchange request, particularly requests that could adversely affect the Fund or its operations.


REQUIREMENTS You may make exchanges only between identically registered accounts (name(s), address and taxpayer ID number). There is currently no limit on exchanges, but the Fund reserves the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the transfer agent takes reasonable measures to verify that the order is genuine.

                                          HOW TO EXCHANGE
BY MAIL
.. Prepare a written request including:
  . Your name(s) and signature(s)
  . Your account number
  . The names of each fund you are exchanging
  . The dollar amount or number of shares you want to sell (and exchange)
.. Open a new account and complete an account application if you are requesting different shareholder privileges
.. Obtain a signature guarantee, if required
.. Mail us your request and documentation

BY TELEPHONE
.. Call us with your request (unless you declined telephone redemption privileges on your account application)
.. Provide the following information:
  . Your account number
  . Exact name(s) in which account is registered
  . Additional form of identification

--------------------------------------------------------------------------------
[LOGO]
DFDENT
 PREMIER GROWTH FUND
--------------------------------------------------------------------------------


RETIREMENT ACCOUNTS

The Fund offers IRA accounts, including traditional and Roth IRAs. The Fund may also be appropriate for other retirement plans. Before investing in any IRA or other retirement plan, you should consult your tax adviser. Whenever making an investment in an IRA, be sure to indicate the year in which the contribution is made.

--------------------------------------------------------------------------------
[LOGO]
DFDENT
 PREMIER GROWTH FUND
--------------------------------------------------------------------------------

OTHER INFORMATION

DISTRIBUTIONS

The Fund declares distributions from net investment income and pays those distributions annually. Any net capital gain realized by the Fund will be distributed at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

The Fund intends to operate in a manner such that it will not be liable for Federal income or excise taxes.

You will generally be taxed on the Fund's distributions, regardless of whether you reinvest them or receive them in cash. The Fund's distributions of net investment income (including short-term capital gain) are taxable to you as ordinary income. A portion of the dividends paid by the Fund may be eligible for the dividends-received deduction for corporate shareholders. The Fund's distributions of long-term capital gain (if any), are taxable to you as long-term capital gain, regardless of how long you have held your shares. Generally, the Fund's distributions will consist primarily of long-term capital gain. Distributions may also be subject to state and local taxes.

Some of the Fund's distributions may be treated as "qualified dividend income," taxable to individuals at a maximum Federal income tax rate of 15% (5% for individuals in lower tax brackets) through 2008. A distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that the holding period and other requirements are met by the Fund and the shareholder.

Distributions of capital gain and the Fund's distribution of net investment income reduce the NAV of the Fund's shares by the amount of the distribution. If you purchase shares prior to these distributions, you are taxed on the distribution even though the distribution represents a return of your investment.

The sale or exchange of Fund shares may be a taxable transaction for Federal income tax purposes. The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes. You will recognize a gain or loss on such transaction equal to the difference, if any, between the amount of your net sales proceeds and your tax basis in the Fund shares. Such gain or loss will be capital gain or loss if you held your Fund shares as capital assets. Any capital gain or loss will be treated as long-term capital gain or loss if you held your Fund shares for more than one year at the time of the sale or exchange.

--------------------------------------------------------------------------------
[LOGO]
DFDENT
 PREMIER GROWTH FUND
--------------------------------------------------------------------------------


The Fund may be required to withhold Federal income tax at the required Federal backup withholding rate on all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Rather, any amounts withheld may be credited against your Federal income tax liability.

The Fund will mail you reports containing information about the income tax status of distributions paid during the year after December 31 of each year. For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

ORGANIZATION

The Trust is a Delaware statutory trust. The Fund does not expect to hold shareholders' meetings unless required by Federal or Delaware law. Shareholders of each series of the Trust are entitled to vote at shareholders' meetings unless a matter relates only to specific series (such as approval of an advisory agreement for the Fund). From time to time, large shareholders may control the Fund or the Trust.

--------------------------------------------------------------------------------
[LOGO]
DFDENT
 PREMIER GROWTH FUND
--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the Fund's financial performance for the past five years or for the period of the Fund's operations if less than five years. Certain information reflects financial results for a single Fund share. Total return in the table represents the rate an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements for the year ended June 30, 2005, which have been audited by Deloitte & Touche LLP. The Fund's financial statements and the report of the independent registered public accounting firm are included in the Annual Report dated June 30, 2005, which is available upon request, without charge.

                                          YEAR ENDED    YEAR ENDED    YEAR ENDED     PERIOD ENDED
                                         JUNE 30, 2005 JUNE 30, 2004 JUNE 30, 2003 JUNE 30, 2002 (A)
SELECTED DATA FOR A SINGLE SHARE

NET ASSET VALUE, BEGINNING OF
PERIOD                                        $11.90        $9.15         $8.92          $10.00
                                          ----------      -------       -------        --------
OPERATIONS:
      Net investment income (loss)        (0.05) (b)       (0.04)        (0.03)          (0.03)
      Net realized and unrealized
      gain (loss) on investments                1.29         2.79          0.26          (1.05)
                                          ----------      -------       -------        --------
Total from Investment Operations                1.24         2.75          0.23          (1.08)
                                          ----------      -------       -------        --------
NET ASSET VALUE, END OF PERIOD                $13.14       $11.90         $9.15           $8.92
                                          ==========      =======       =======        ========
TOTAL RETURN (C)                             10.42 %      30.06 %        2.58 %        (10.80)%

RATIO/SUPPLEMENTARY DATA:
      Net Assets at End of Period
      (000's omitted)                        $41,475      $20,383       $11,497          $7,490
      Ratios to average net
      assets (d):
        Net expenses                          1.25 %       1.25 %        1.25 %          1.25 %
        Gross expenses (e)                    1.71 %       2.09 %        2.67 %          3.25 %
        Net investment income
        (loss)                               (0.40)%      (0.58)%       (0.37)%         (0.47)%
PORTFOLIO TURNOVER RATE                          7 %         20 %          14 %             0 %

/(a)/ Commenced operations on July 16, 2001.
/(b)/ Calculated based on average shares outstanding during the period.
/(c)/ Not annualized for periods less than one year.
/(d)/ Annualized for periods less than one year.
/(e)/ Reflects the expense ratio excluding any waivers and/or reimbursements.

--------------------------------------------------------------------------------
[LOGO]
DFDENT
 PREMIER GROWTH FUND
--------------------------------------------------------------------------------

NOTES:

--------------------------------------------------------------------------------
[LOGO]
DFDENT
 PREMIER GROWTH FUND
--------------------------------------------------------------------------------

NOTES:

--------------------------------------------------------------------------------

[LOGO]
DFDENT

                              PREMIER GROWTH FUND

--------------------------------------------------------------------------------

                             FOR MORE INFORMATION


                          ANNUAL/SEMI-ANNUAL REPORTS
Additional information about the Fund's investments is available in the Fund's annual/semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

                  STATEMENT OF ADDITIONAL INFORMATION ("SAI")
The SAI provides more detailed information about the Fund and is incorporated by reference into, and thus is part of, this Prospectus.

                              CONTACTING THE FUND
You can get free copies of the annual/semi-annual reports and the SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

                          DF Dent Premier Growth Fund
                                 P.O. Box 446
                             Portland, Maine 04112
                          (866) 2DF-DENT (toll free)
                                (866) 233-3368
                         E-mail: dfdent@citigroup.com

The Adviser does not post the SAI and annual/semi-annual reports on the Fund's Web site because these documents are available on the SEC Web site.

                            SECURITIES AND EXCHANGE
                            COMMISSION INFORMATION
You can also review the Fund's annual/semi-annual reports, the SAI, and other information about the Fund at the Public Reference Room of the Securities and Exchange Commission ("SEC"). The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. You can get copies of this information, for a fee, by e-mailing or writing to:

                             Public Reference Room
                      Securities and Exchange Commission
                          Washington, D.C. 20549-0102
                      E-mail address: publicinfo@sec.gov

Fund information, including copies of the annual/semi-annual reports and the SAI, is available from the SEC's Web site at www.sec.gov.

                   Investment Company Act File No. 811-3023

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------